UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2017

Date of reporting period:	March 31, 2017

Item 1. Schedule of Investments:

Putnam VT Global Asset Allocation Fund

The fund's portfolio
3/31/17 (Unaudited)

COMMON STOCKS (53.4%)(a)
			Shares	Value

Basic materials (1.8%)

Akzo Nobel NV (Netherlands)			555	$46,022

Albemarle Corp.			188	19,860

ArcelorMittal SA (France)(NON)			2,899	24,389

Asahi Kasei Corp. (Japan)			5,000	48,504

BASF SE (Germany)			1,875	185,863

Boliden AB (Sweden)			3,137	93,473

Cabot Corp.			800	47,928

Celanese Corp. Ser. A			400	35,940

Compagnie De Saint-Gobain (France)			209	10,732

Covestro AG (Germany)			504	38,798

CRH PLC (Ireland)			296	10,443

Evonik Industries AG (Germany)			2,961	96,549

Fletcher Building, Ltd. (New Zealand)			966	5,634

Fortescue Metals Group, Ltd. (Australia)			6,576	31,300

Glencore PLC (United Kingdom)(NON)			5,294	20,771

Hitachi Chemical Co., Ltd. (Japan)			1,200	33,199

Hitachi Metals, Ltd. (Japan)			600	8,418

Johnson Matthey PLC (United Kingdom)			1,268	48,931

Kajima Corp. (Japan)			3,000	19,563

Kumagai Gumi Co., Ltd. (Japan)			11,000	28,654

Kuraray Co., Ltd. (Japan)			2,300	34,873

LafargeHolcim, Ltd. (Switzerland)			703	41,549

LANXESS AG (Germany)			162	10,869

Mitsubishi Chemical Holdings Corp. (Japan)			6,900	53,388

Mitsubishi Gas Chemical Co., Inc. (Japan)			1,300	26,997

Mitsubishi Materials Corp. (Japan)			400	12,108

Newmont Mining Corp.			4,500	148,320

Nucor Corp.			159	9,495

Packaging Corp. of America			2,100	192,402

Reliance Steel & Aluminum Co.			1,100	88,022

Rio Tinto PLC (United Kingdom)			1,386	55,734

Rio Tinto, Ltd. (Australia)			529	24,435

RPC Group PLC (United Kingdom)			2,182	21,365

Sherwin-Williams Co. (The)			1,200	372,228

Shin-Etsu Chemical Co., Ltd. (Japan)			300	25,988

Sika AG (Switzerland)			3	18,000

Skanska AB (Sweden)			4,461	105,045

Sociedad Quimica y Minera de Chile SA ADR (Chile)			431	14,813

Steel Dynamics, Inc.			7,500	260,700

Taisei Corp. (Japan)			6,000	43,708

Timken Co. (The)			1,900	85,880

UPM-Kymmene OYJ (Finland)			2,320	54,499

voestalpine AG (Austria)			625	24,603

Yara International ASA (Norway)			1,732	66,688

				2,646,680
Capital goods (3.4%)

ACS Actividades de Construccion y Servicios SA (Spain)			1,881	64,002

Airbus SE (France)			327	24,883

Allison Transmission Holdings, Inc.			8,800	317,328

Atlas Copco AB Class A (Sweden)			745	26,298

Avery Dennison Corp.			1,700	137,020

AviChina Industry & Technology Co., Ltd. (China)			4,000	2,774

BWX Technologies, Inc.			1,800	85,680

Carlisle Cos., Inc.			1,100	117,051

Crane Co.			500	37,415

Crown Holdings, Inc.(NON)			6,800	360,060

Cummins, Inc.			2,900	438,480

Daikin Industries, Ltd. (Japan)			100	10,047

HD Supply Holdings, Inc.(NON)			3,400	139,825

Huntington Ingalls Industries, Inc.			800	160,192

Jacobs Engineering Group, Inc.			2,400	132,672

Johnson Controls International PLC			737	31,042

JTEKT Corp (Japan)			1,700	26,402

Komatsu, Ltd. (Japan)			800	20,850

Kyudenko Corp. (Japan)			900	24,535

L3 Technologies, Inc.			3,400	561,986

Mitsubishi Electric Corp. (Japan)			6,600	94,675

Northrop Grumman Corp.			2,100	499,464

NSK, Ltd. (Japan)			4,800	68,639

Oshkosh Corp.			1,800	123,462

Parker Hannifin Corp.			2,000	320,640

Quanta Services, Inc.(NON)			5,300	196,683

Raytheon Co.			3,290	501,725

Saab AB Class B (Sweden)			491	20,729

Spirit AeroSystems Holdings, Inc. Class A			2,400	139,008

Sumitomo Heavy Industries, Ltd. (Japan)			2,000	13,941

Thales SA (France)			374	36,172

Vinci SA (France)			275	21,797

Waste Management, Inc.			3,200	233,344

WESCO International, Inc.(NON)			700	48,685

				5,037,506
Communication services (1.7%)

ACC Claims Holdings, LLC Class A (Units)(F)			45,210	271

BCE, Inc. (Canada)			214	9,475

BT Group PLC (United Kingdom)			8,751	34,888

Cable One, Inc.			100	62,447

Com Hem Holding AB (Sweden)(S)			2,260	25,902

Eutelsat Communications SA (France)			435	9,713

InterXion Holding NV (Netherlands)(NON)			440	17,406

Juniper Networks, Inc.			11,900	331,177

KDDI Corp. (Japan)			2,000	52,493

Nippon Telegraph & Telephone Corp. (Japan)			3,300	140,857

NTT DoCoMo, Inc. (Japan)			3,300	76,846

Orange SA (France)			2,804	43,568

PCCW, Ltd. (Hong Kong)			7,000	4,125

SFR Group SA (France)(NON)			872	27,433

Sky PLC (United Kingdom)			2,789	34,105

Spark New Zealand, Ltd. (New Zealand)			4,898	12,017

Telecom Italia SpA RSP (Italy)			10,911	7,962

Telstra Corp., Ltd. (Australia)			32,445	115,512

Verizon Communications, Inc.			30,521	1,487,899

Vodafone Group PLC (United Kingdom)			7,951	20,731

				2,514,827
Conglomerates (0.4%)

Danaher Corp.			3,400	290,802

Mitsubishi Corp. (Japan)			900	19,446

Orkla ASA (Norway)			4,153	37,195

Siemens AG (Germany)			1,259	172,454

				519,897
Consumer cyclicals (7.5%)

Adecco Group AG (Switzerland)			235	16,693

Adidas AG (Germany)			163	31,004

Amazon.com, Inc.(NON)			17	15,071

Aramark			4,000	147,480

Aristocrat Leisure, Ltd. (Australia)			3,600	49,425

Asahi Glass Co., Ltd. (Japan)			2,000	16,204

Basso Industry Corp. (Taiwan)			7,000	21,271

Berkeley Group Holdings PLC (The) (United Kingdom)			154	6,188

Booz Allen Hamilton Holding Corp.			2,700	95,553

Carter's, Inc.			700	62,860

CCC SA (Poland)			153	9,182

Christian Dior SE (France)			241	55,996

Cie Generale des Etablissements Michelin (France)			263	31,943

Clorox Co. (The)			2,400	323,592

Compass Group PLC (United Kingdom)			7,657	144,477

Cox & Kings, Ltd. (India)			6,065	21,594

Criteo SA ADR (France)(NON)			369	18,446

Dai Nippon Printing Co., Ltd. (Japan)			4,000	43,115

Dalata Hotel Group PLC (Ireland)(NON)			9,093	43,361

Discovery Communications, Inc. Class A(NON)(S)			19,900	578,891

Dixons Carphone PLC (United Kingdom)			1,692	6,733

Dolby Laboratories, Inc. Class A			800	41,928

Electrolux AB Ser. B (Sweden)			1,451	40,337

Euronet Worldwide, Inc.(NON)			400	34,208

Fiat Chrysler Automobiles NV (Italy)(NON)			5,418	59,244

Flight Centre Travel Group, Ltd. (Australia)			701	15,467

Ford Motor Co.			2,600	30,264

Fuji Heavy Industries, Ltd. (Japan)			1,000	36,675

Hakuhodo DY Holdings, Inc. (Japan)			800	9,485

Harvey Norman Holdings, Ltd. (Australia)			15,434	53,416

Hasbro, Inc.			2,600	259,532

Hino Motors, Ltd. (Japan)			1,100	13,309

Home Depot, Inc. (The)			2,500	367,075

Hyatt Hotels Corp. Class A(NON)			800	43,184

Industrivarden AB Class A (Sweden)			2,044	47,241

International Game Technology PLC			1,200	28,440

Interpublic Group of Cos., Inc. (The)			1,400	34,398

John Wiley & Sons, Inc. Class A			600	32,280

KAR Auction Services, Inc.			1,900	82,973

Kimberly-Clark Corp.			4,500	592,335

Kingfisher PLC (United Kingdom)			24,097	98,453

Lagardere SCA (France)			546	16,082

Lear Corp.			1,200	169,896

Liberty SiriusXM Group Class A(NON)			2,500	97,300

Lowe's Cos., Inc.			12,600	1,035,846

LSC Communications, Inc.			1,200	30,192

Magna International, Inc. (Canada)			128	5,524

Marks & Spencer Group PLC (United Kingdom)			11,120	46,952

Masco Corp.			5,200	176,748

Matahari Department Store Tbk PT (Indonesia)			5,700	5,636

Mazda Motor Corp. (Japan)			2,400	34,557

Michaels Cos., Inc. (The)(NON)			3,600	80,604

MSC Industrial Direct Co., Inc. Class A			900	92,484

Namco Bandai Holdings, Inc. (Japan)			800	23,929

News Corp. Class A			4,600	59,800

Nintendo Co., Ltd. (Japan)			100	23,206

Nippon Television Holdings, Inc. (Japan)			1,400	24,107

Nissan Motor Co., Ltd. (Japan)			2,200	21,214

NVR, Inc.(NON)			50	105,344

Owens Corning			2,400	147,288

Panasonic Corp. (Japan)			700	7,910

Peugeot SA (France)(NON)			2,288	46,071

PVH Corp.			2,600	269,022

Ralph Lauren Corp.(S)			6,100	497,882

Randstad Holding NV (Netherlands)			550	31,743

RELX NV (United Kingdom)			1,997	36,984

Reed Elsevier PLC (United Kingdom)			1,721	33,724

Renault SA (France)			545	47,344

Ross Stores, Inc.			5,400	355,698

RR Donnelley & Sons Co.			1,833	22,198

RTL Group SA (Belgium)			476	38,339

Scotts Miracle-Gro Co. (The) Class A			1,300	121,407

Securitas AB Class B (Sweden)			1,933	30,201

ServiceMaster Global Holdings, Inc.(NON)			1,500	62,625

Sony Corp. (Japan)			1,000	33,827

Square, Inc. Class A(NON)			16,700	288,576

Suzuki Motor Corp. (Japan)			200	8,303

TABCORP Holdings, Ltd. (Australia)			19,294	70,018

Taylor Wimpey PLC (United Kingdom)			15,401	37,260

TJX Cos., Inc. (The)			10,200	806,616

Toppan Printing Co., Ltd. (Japan)			2,000	20,390

Toro Co. (The)			1,100	68,706

TransUnion(NON)			2,800	107,380

TUI AG (Germany)			970	13,441

Valeo SA (France)			1,366	90,976

Vantiv, Inc. Class A(NON)			1,100	70,532

Visteon Corp.(NON)			1,000	97,950

Wal-Mart Stores, Inc.			7,000	504,560

Walt Disney Co. (The)			8,100	918,459

William Hill PLC (United Kingdom)			16,841	61,359

Wolters Kluwer NV (Netherlands)			1,118	46,473

WPP PLC (United Kingdom)			8,218	180,392

Yamaha Motor Co., Ltd. (Japan)			900	21,673

Yue Yuen Industrial Holdings, Ltd. (Hong Kong)			7,500	29,483

Zee Entertainment Enterprises, Ltd. (India)			1,809	14,920

				10,948,474
Consumer staples (5.5%)

Altria Group, Inc.			2,900	207,118

Aryzta AG (Switzerland)			922	29,593

Ashtead Group PLC (United Kingdom)			3,695	76,525

Associated British Foods PLC (United Kingdom)			1,001	32,683

B2W Cia Digital (Rights) (Brazil)(NON)			996	477

B2W Cia Digital (Brazil)(NON)			3,100	12,229

Beiersdorf AG (Germany)			132	12,495

British American Tobacco PLC (United Kingdom)			2,617	173,779

Bunge, Ltd.			2,700	214,002

Campbell Soup Co.			4,200	240,408

Coca-Cola Amatil, Ltd. (Australia)			14,686	121,401

ConAgra Foods, Inc.			6,400	258,176

Darden Restaurants, Inc.			2,800	234,276

Delivery Hero Holding GmbH (acquired 06/12/15, cost $15,404) (Private) (Germany)(F)(RES)(NON)			2	13,142

Dr. Pepper Snapple Group, Inc.			1,200	117,504

Energizer Holdings, Inc.			1,400	78,050

Greencore Group PLC (Ireland)			5,160	15,891

Heineken NV (Netherlands)			327	27,838

Henkel AG & Co. KGaA (Preference) (Germany)			195	24,984

Hershey Co. (The)			2,700	294,975

Imperial Brands PLC (United Kingdom)			641	31,056

Ingredion, Inc.			1,300	156,559

ITOCHU Corp. (Japan)			4,900	69,541

J Sainsbury PLC (United Kingdom)			16,953	56,138

Jardine Cycle & Carriage, Ltd. (Singapore)			600	18,813

Kao Corp. (Japan)			1,000	54,828

Kerry Group PLC Class A (Ireland)			658	51,734

Koninklijke Ahold Delhaize NV (Netherlands)			7,139	152,775

Lamb Weston Holdings, Inc.			2,300	96,738

Liberty Interactive Corp.(NON)			700	31,136

ManpowerGroup, Inc.			1,300	133,341

Marine Harvest ASA (Norway)			3,110	47,413

McDonald's Corp.			7,100	920,231

METRO AG (Germany)			3,399	108,709

Nestle SA (Switzerland)			1,139	87,388

Nomad Foods, Ltd. (United Kingdom)(NON)			1,301	14,896

PepsiCo, Inc.			8,700	973,182

Philip Morris International, Inc.			209	23,596

Pinnacle Foods, Inc.			2,200	127,314

Pool Corp.			300	35,799

Procter & Gamble Co. (The)			2,000	179,700

Recruit Holdings Co., Ltd. (Japan)			200	10,204

Seven & i Holdings Co., Ltd. (Japan)			200	7,836

Shiseido Co., Ltd. (Japan)			800	21,055

SMS Co., Ltd. (Japan)			1,200	30,428

Spectrum Brands Holdings, Inc.			600	83,406

Sysco Corp.			7,500	389,400

Tate & Lyle PLC (United Kingdom)			7,655	73,323

Tyson Foods, Inc. Class A			7,700	475,167

Ulta Salon, Cosmetics & Fragrance, Inc.(NON)			1,000	285,230

Unilever NV ADR (Netherlands)			525	26,082

Unilever PLC (United Kingdom)			100	4,936

Walgreens Boots Alliance, Inc.			7,300	606,265

Watsco, Inc.			1,000	143,180

WH Group, Ltd. (Hong Kong)			59,000	50,865

Wilmar International, Ltd. (Singapore)			9,600	24,226

WM Morrison Supermarkets PLC (United Kingdom)			14,559	43,778

Wolseley PLC (United Kingdom)			365	22,957

X5 Retail Group NV GDR (Russia)(NON)			646	21,738

Yum! Brands, Inc.			2,900	185,310

				8,061,819
Energy (3.1%)

Baker Hughes, Inc.			6,400	382,848

Cenovus Energy, Inc. (Canada)			1,403	15,854

Cenovus Energy, Inc. (Canada)			212	2,399

Cheniere Energy, Inc.(NON)			354	16,734

Cimarex Energy Co.			3,000	358,470

EnCana Corp. (Canada)			2,564	30,039

EOG Resources, Inc.			162	15,803

Exxon Mobil Corp.			10,304	845,031

Halcon Resources Corp.(NON)			899	6,922

Milagro Oil & Gas, Inc. (Units)(F)			15	1,215

Nabors Industries, Ltd.			3,200	41,824

OMV AG (Austria)			3,113	122,493

ONEOK, Inc.			7,800	432,432

Parsley Energy, Inc. Class A(NON)			17,100	555,921

QEP Resources, Inc.(NON)			2,400	30,504

Repsol SA (Spain)			7,575	116,973

Rowan Cos. PLC Class A(NON)			2,600	40,508

Royal Dutch Shell PLC Class A (United Kingdom)			902	23,687

Royal Dutch Shell PLC Class A (Amsterdam Exchange) (United Kingdom)			825	21,664

Royal Dutch Shell PLC Class B (United Kingdom)			2,997	82,027

SandRidge Energy, Inc.(NON)			431	7,969

Suncor Energy, Inc. (Canada)			684	21,001

Superior Energy Services, Inc.(NON)			2,000	28,520

Tervita Corp. Class A (Canada)			16	117

Total SA (France)			4,108	207,792

Valero Energy Corp.			9,000	596,610

Vestas Wind Systems A/S (Denmark)			581	47,239

Williams Cos., Inc. (The)			16,400	485,276

				4,537,872
Financials (10.0%)

3i Group PLC (United Kingdom)			15,085	141,656

Admiral Group PLC (United Kingdom)			903	22,503

AerCap Holdings NV (Ireland)(NON)			400	18,388

Aflac, Inc.			4,700	340,374

AGNC Investment Corp.(R)			6,100	121,329

AIA Group, Ltd. (Hong Kong)			7,600	47,919

Allianz SE (Germany)			985	182,471

Allstate Corp. (The)			4,400	358,556

Ally Financial, Inc.			7,900	160,607

American Financial Group, Inc.			500	47,710

Ameriprise Financial, Inc.			2,600	337,168

Amundi SA (France)			196	11,565

Annaly Capital Management, Inc.(R)			13,300	147,763

Apartment Investment & Management Co. Class A(R)			1,900	84,265

Apple Hospitality REIT, Inc.(R)			3,000	57,300

Aspen Insurance Holdings, Ltd.			600	31,230

Assured Guaranty, Ltd.			2,100	77,931

Australia & New Zealand Banking Group, Ltd. (Australia)			2,289	55,647

AXA SA (France)			4,378	113,282

Banco Macro SA ADR (Argentina)			197	17,080

Banco Santander SA (Spain)			11,095	67,999

Bank of Ireland (Ireland)(NON)			34,588	8,671

Barratt Developments PLC (United Kingdom)			3,304	22,623

BNP Paribas SA (France)			2,424	161,439

Brandywine Realty Trust(R)			2,800	45,444

Brixmor Property Group, Inc.(R)			5,000	107,300

Camden Property Trust(R)			1,400	112,644

Can Fin Homes, Ltd. (India)			272	8,886

Challenger, Ltd. (Australia)			6,930	66,446

Chimera Investment Corp.(R)			3,100	62,558

Chubb, Ltd.			116	15,805

Citigroup, Inc.			23,900	1,429,698

Colony NorthStar, Inc. Class A(R)			7,200	92,952

CoreLogic, Inc.(NON)			800	32,576

Credicorp, Ltd. (Peru)			106	17,310

Credit Agricole SA (France)			3,977	53,882

Credit Suisse Group AG (Switzerland)			453	6,739

Daiwa Securities Group, Inc. (Japan)			3,000	18,267

Danske Bank A/S (Denmark)			331	11,273

DGB Financial Group, Inc. (South Korea)			2,903	28,166

Discover Financial Services			4,400	300,916

DNB ASA (Norway)			525	8,322

Dubai Islamic Bank PJSC (United Arab Emirates)(NON)			5,616	8,563

Duke Realty Corp.(R)			4,300	112,961

E*Trade Financial Corp.(NON)			9,600	334,944

East West Bancorp, Inc.			1,400	72,254

Equity Commonwealth(NON)(R)			1,100	34,342

Equity Lifestyle Properties, Inc.(R)			700	53,942

Equity Residential Trust(R)			4,000	248,880

Eurazeo SA (France)			144	9,483

Euronext NV 144A (France)			141	6,153

First Hawaiian, Inc.			3,500	104,720

Forest City Realty Trust, Inc. Class A(R)			3,700	80,586

Foxtons Group PLC (United Kingdom)			7,116	8,581

Fukuoka Financial Group, Inc. (Japan)			6,000	25,977

Gaming and Leisure Properties, Inc.(R)			1,200	40,104

Goldman Sachs Group, Inc. (The)			5,000	1,148,600

Hamilton Lane, Inc. Class A(NON)			378	7,057

Hana Financial Group, Inc. (South Korea)			293	9,681

Hartford Financial Services Group, Inc. (The)			5,700	273,999

HCP, Inc.(R)			6,600	206,448

HDFC Bank, Ltd. (India)			1,295	28,769

Hibernia REIT PLC (Ireland)(R)			26,789	35,580

Highwoods Properties, Inc.(R)			1,600	78,608

HomeServe PLC (United Kingdom)			1,141	8,077

HSBC Holdings PLC (United Kingdom)			4,224	34,447

Iida Group Holdings Co., Ltd. (Japan)			1,300	19,944

Industrial Bank of Korea (South Korea)			4,559	49,736

ING Groep NV GDR (Netherlands)			4,664	70,504

Insurance Australia Group, Ltd. (Australia)			2,600	12,018

Investor AB Class B (Sweden)			3,137	132,053

JPMorgan Chase & Co.			20,943	1,839,633

Kennedy-Wilson Holdings, Inc.			882	19,580

Kerry Properties, Ltd. (Hong Kong)			11,000	38,146

KKR & Co. LP			611	11,139

Liberty Property Trust(R)			1,700	65,535

Lincoln National Corp.			2,800	183,260

Lloyds Banking Group PLC (United Kingdom)			6,044	5,022

Mapfre SA (Spain)			9,004	30,882

MFA Financial, Inc.(R)			4,100	33,128

Mid-America Apartment Communities, Inc.(R)			300	30,522

Mitsubishi UFJ Financial Group, Inc. (Japan)			21,000	131,983

Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)			9,900	49,353

Mitsui Fudosan Co., Ltd. (Japan)			1,000	21,324

Mizuho Financial Group, Inc. (Japan)			83,400	152,821

Morgan Stanley			4,000	171,360

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)			94	18,391

Natixis SA (France)			1,482	9,132

New World Development Co., Ltd. (Hong Kong)			46,000	56,586

NN Group NV (Netherlands)			2,947	95,841

Nomura Real Estate Holdings, Inc. (Japan)			1,100	17,528

ORIX Corp. (Japan)			8,300	122,826

Outfront Media, Inc.(R)			1,700	45,135

Park Hotels & Resorts, Inc.(R)			3,900	100,113

Partners Group Holding AG (Switzerland)			75	40,321

Permanent TSB Group Holdings PLC (Ireland)(NON)			3,914	10,080

Persimmon PLC (United Kingdom)			1,497	39,275

Popular, Inc. (Puerto Rico)			2,500	101,825

Prudential Financial, Inc.			4,485	478,460

Prudential PLC (United Kingdom)			2,913	61,534

Quality Care Properties, Inc.(NON)(R)			2,100	39,606

Raymond James Financial, Inc.			600	45,756

Reinsurance Group of America, Inc.			700	88,886

Relo Group, Inc. (Japan)			1,000	16,581

Resona Holdings, Inc. (Japan)			14,800	79,484

Sberbank of Russia PJSC ADR (Russia)			909	10,490

SCOR SE (France)			363	13,720

Sekisui Chemical Co., Ltd. (Japan)			2,000	33,612

Senior Housing Properties Trust(R)			1,600	32,400

Shriram Transport Finance Co., Ltd. (India)			1,820	30,214

Skandinaviska Enskilda Banken AB (Sweden)			898	9,992

Societe Generale SA (France)			3,321	168,462

Spirit Realty Capital, Inc.(R)			12,200	123,586

Starwood Property Trust, Inc.(R)			3,800	85,804

Sumitomo Mitsui Financial Group, Inc. (Japan)			4,200	152,600

Sumitomo Mitsui Trust Holdings, Inc. (Japan)			1,000	34,672

Sumitomo Warehouse Co., Ltd. (The) (Japan)			1,000	5,497

Sun Hung Kai Properties, Ltd. (Hong Kong)			2,000	29,389

SunTrust Banks, Inc.			4,600	254,380

Swedbank AB Class A (Sweden)			403	9,337

Swiss Life Holding AG (Switzerland)			339	109,384

Swiss Re AG (Switzerland)			1,409	126,531

TCF Financial Corp.			3,400	57,868

Travelers Cos., Inc. (The)			1,200	144,648

Two Harbors Investment Corp.(R)			5,000	47,950

UBS Group AG (Switzerland)			1,252	20,037

Unum Group			3,000	140,670

Validus Holdings, Ltd.			1,100	62,029

VEREIT, Inc.(R)			14,900	126,501

Viva Energy REIT (Australia)(R)			687	1,249

Voya Financial, Inc.			2,700	102,492

Wharf Holdings, Ltd. (The) (Hong Kong)			3,000	25,748

Wheelock and Co., Ltd. (Hong Kong)			11,000	86,978

Woori Bank (South Korea)			2,358	27,411

WP Carey, Inc.(R)			500	31,110

				14,667,480
Health care (6.6%)

Actelion, Ltd. (Switzerland)			75	21,168

AIN Holdings, Inc. (Japan)			200	13,491

Alfresa Holdings Corp. (Japan)			500	8,663

Allergan PLC			67	16,008

AmerisourceBergen Corp.(S)			4,500	398,250

Astellas Pharma, Inc. (Japan)			4,200	55,306

AstraZeneca PLC (United Kingdom)			1,169	71,950

Baxter International, Inc.			5,600	290,416

Bayer AG (Germany)			1,431	164,948

Bruker Corp.			1,400	32,662

C.R. Bard, Inc.			1,000	248,540

Celgene Corp.(NON)			8,000	995,440

Charles River Laboratories International, Inc.(NON)			1,000	89,950

China Biologic Products, Inc. (China)(NON)			82	8,211

Clinigen Group PLC (United Kingdom)			2,886	28,746

Eli Lilly & Co.			7,100	597,181

Fresenius SE & Co. KGaA (Germany)			448	36,002

Gilead Sciences, Inc.			17,500	1,188,600

GlaxoSmithKline PLC (United Kingdom)			9,055	188,271

Hologic, Inc.(NON)			1,100	46,805

Jazz Pharmaceuticals PLC(NON)			87	12,626

Johnson & Johnson			14,100	1,756,155

McKesson Corp.			3,900	578,214

Medipal Holdings Corp. (Japan)			2,200	34,503

Merck & Co., Inc.			11,000	698,940

Mitsubishi Tanabe Pharma Corp. (Japan)			2,800	58,299

Nipro Corp. (Japan)			800	11,282

Novartis AG (Switzerland)			2,240	166,270

Premier, Inc. Class A(NON)			1,300	41,379

Roche Holding AG (Switzerland)			601	153,483

Sanofi (France)			2,489	224,689

Shionogi & Co., Ltd. (Japan)			200	10,326

Shire PLC (United Kingdom)			644	37,608

Sonic Healthcare, Ltd. (Australia)			3,951	66,771

Taro Pharmaceutical Industries, Ltd. (Israel)(NON)			108	12,595

UnitedHealth Group, Inc.			7,600	1,246,476

WellCare Health Plans, Inc.(NON)			1,100	154,231

				9,764,455
Technology (9.9%)

AAC Technologies Holdings, Inc. (China)			1,000	11,703

Adobe Systems, Inc.(NON)			1,200	156,156

Agilent Technologies, Inc.			4,600	243,202

AIXTRON SE (Germany)(NON)			2,982	11,080

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			324	34,937

Alphabet, Inc. Class A(NON)			2,791	2,366,210

Alphabet, Inc. Class C(NON)			14	11,614

Amadeus IT Holding SA Class A (Spain)			2,464	125,016

Amdocs, Ltd.			3,500	213,465

Apple, Inc.			18,304	2,629,553

Applied Materials, Inc.			21,300	828,570

AtoS SE (France)			997	123,324

Citrix Systems, Inc.(NON)			3,600	300,204

CompuGroup Medical SE (Germany)			716	31,867

Computer Sciences Corp.			4,100	282,941

Dell Technologies, Inc. Class V(NON)			2,400	153,792

DST Systems, Inc.			300	36,750

Dun & Bradstreet Corp. (The)			1,200	129,528

eBay, Inc.(NON)			8,410	282,324

F5 Networks, Inc.(NON)			1,500	213,855

Facebook, Inc. Class A(NON)			3,711	527,148

FLIR Systems, Inc.			2,000	72,560

Fortinet, Inc.(NON)			5,400	207,090

Fujitsu, Ltd. (Japan)			1,000	6,116

Hoya Corp. (Japan)			1,500	72,164

HP, Inc.			29,000	518,520

Infineon Technologies AG (Germany)			1,131	23,099

Intuit, Inc.			3,200	371,168

Lenovo Group, Ltd. (China)			12,000	7,906

Maxim Integrated Products, Inc.			4,900	220,304

Microsoft Corp.			36,811	2,424,372

Mixi, Inc. (Japan)			500	24,073

Murata Manufacturing Co., Ltd. (Japan)			200	28,447

NCR Corp.(NON)			2,400	109,632

Nokia OYJ (Finland)			8,557	45,953

Otsuka Corp. (Japan)			500	27,127

Qorvo, Inc.(NON)			104	7,130

RIB Software AG (Germany)			1,046	13,837

Rohm Co., Ltd. (Japan)			400	26,588

Samsung Electronics Co., Ltd. (South Korea)			56	103,157

Sartorius AG (Preference) (Germany)			270	23,691

SCREEN Holdings Co., Ltd. (Japan)			300	22,070

SK Hynix, Inc. (South Korea)			516	23,301

Sodick Co., Ltd. (Japan)			800	7,904

SoftBank Corp. (Japan)			700	49,433

Sopra Steria Group (France)			78	11,121

Synopsys, Inc.(NON)			2,000	144,260

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)			6,000	37,373

Tencent Holdings, Ltd. (China)			1,400	40,136

Teradyne, Inc.			4,400	136,840

Texas Instruments, Inc.			10,100	813,656

Ubisoft Entertainment SA (France)(NON)			276	11,791

United Internet AG (Germany)			193	8,540

VMware, Inc. Class A(NON)			2,300	211,922

Xerox Corp.			5,400	39,636

				14,604,156
Transportation (1.5%)

Aena SA (Spain)			190	30,059

ANA Holdings, Inc. (Japan)			14,000	42,731

Central Japan Railway Co. (Japan)			700	114,057

Delta Air Lines, Inc.			10,700	491,772

Deutsche Lufthansa AG (Germany)			504	8,173

Deutsche Post AG (Germany)			3,857	132,101

easyJet PLC (United Kingdom)			477	6,132

International Consolidated Airlines Group SA (Spain)			2,805	18,553

Japan Airlines Co., Ltd. (Japan)			800	25,337

Landstar System, Inc.			700	59,955

Norfolk Southern Corp.			3,197	357,968

Qantas Airways, Ltd. (Australia)			17,358	51,587

Royal Mail PLC (United Kingdom)			12,944	68,925

Union Pacific Corp.			7,600	804,992

Yangzijiang Shipbuilding Holdings, Ltd. (China)			77,100	62,282

				2,274,624
Utilities and power (2.0%)

American Electric Power Co., Inc.			4,900	328,937

CenterPoint Energy, Inc.			5,700	157,149

Centrica PLC (United Kingdom)			41,948	114,048

China Water Affairs Group, Ltd. (China)			18,000	11,859

Chubu Electric Power Co., Inc. (Japan)			2,500	33,482

Concord New Energy Group, Ltd. (China)			220,000	11,182

E.ON SE (Germany)			7,404	58,852

Edison International			400	31,844

Endesa SA (Spain)			2,482	58,331

Enel SpA (Italy)			29,039	136,740

Entergy Corp.			7,400	562,104

Exelon Corp.			7,600	273,448

FirstEnergy Corp.			9,400	299,108

Gas Natural SDG SA (Spain)			399	8,743

Iberdrola SA (Spain)			2,250	16,094

NiSource, Inc.			7,100	168,909

PPL Corp.			2,200	82,258

RWE AG (Germany)(NON)			2,367	39,228

SSE PLC (United Kingdom)			714	13,204

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)(F)			1,923	2,500

Tohoku Electric Power Co., Inc. (Japan)			2,400	32,509

Tokyo Electric Power Company Holdings, Inc. (Japan)(NON)			2,300	9,007

Tokyo Gas Co., Ltd. (Japan)			4,000	18,202

UGI Corp.			7,400	365,560

Vectren Corp.			800	46,888

Veolia Environnement SA (France)			1,691	31,678

				2,911,864

Total common stocks (cost $69,283,750)				$78,489,654

CORPORATE BONDS AND NOTES (16.6%)(a)
			Principal amount	Value

Basic materials (1.2%)

A Schulman, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 6/1/23			$10,000	$10,375

Agrium, Inc. sr. unsec. unsub. notes 5.25%, 1/15/45 (Canada)			20,000	21,697

Allegheny Technologies, Inc. sr. unsec. unsub. notes 9.375%, 6/1/19			15,000	16,425

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21			5,000	4,925

ArcelorMittal SA sr. unsec. unsub. bonds 10.60%, 6/1/19 (France)			27,000	31,995

ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)			10,000	11,088

Archer-Daniels-Midland Co. sr. unsec. notes 5.45%, 3/15/18			102,000	105,796

Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23			20,000	21,300

Blue Cube Spinco, Inc. company guaranty sr. unsec. unsub. notes 9.75%, 10/15/23			20,000	23,950

BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24			20,000	20,350

Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24			25,000	25,375

Builders FirstSource, Inc. 144A company guaranty sr. unsec. notes 10.75%, 8/15/23			30,000	34,875

Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24			15,000	15,225

BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24			15,000	15,122

BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25			15,000	15,000

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)			22,000	23,265

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25			15,000	16,148

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 6.625%, 5/15/23			10,000	10,600

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24			20,000	19,575

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21			7,000	7,333

E. I. du Pont de Nemours & Co. sr. unsec. notes 3.625%, 1/15/21			95,000	98,580

Eastman Chemical Co. sr. unsec. notes 3.80%, 3/15/25			35,000	35,760

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.00%, 2/15/21 (Canada)			20,000	20,600

Flex Acquisition Co., Inc. 144A sr. unsec. notes 6.875%, 1/15/25			20,000	20,432

Freeport-McMoRan, Inc. 144A company guaranty sr. unsec. notes 6.75%, 2/1/22 (Indonesia)			5,000	5,125

Freeport-McMoRan, Inc. 144A company guaranty sr. unsec. unsub. notes 6.875%, 2/15/23 (Indonesia)			20,000	20,650

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9.50%, 2/1/23			30,000	34,050

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24			87,000	90,353

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25			59,000	58,715

Grinding Media, Inc./MC Grinding Media Canada, Inc. 144A sr. sub. notes 7.375%, 12/15/23			5,000	5,250

HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)			10,000	10,850

Huntsman International, LLC company guaranty sr. unsec. notes 5.125%, 11/15/22			5,000	5,225

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4.875%, 11/15/20			20,000	20,850

Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22			15,000	16,875

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 10.50%, 4/15/23			20,000	22,950

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/25			10,000	10,138

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24			15,000	15,075

Lubrizol Corp. (The) sr. unsec. notes 8.875%, 2/1/19			50,000	56,285

Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)			15,000	16,055

Mercer International, Inc. 144A sr. unsec. notes 6.50%, 2/1/24 (Canada)			5,000	5,013

Methanex Corp. sr. unsec. unsub. notes 5.65%, 12/1/44 (Canada)			45,000	43,032

Methanex Corp. sr. unsec. unsub. notes 3.25%, 12/15/19 (Canada)			6,000	6,040

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7.00%, 4/15/20 (Canada)			25,000	25,000

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)			10,000	10,038

Norbord, Inc. 144A company guaranty sr. notes 6.25%, 4/15/23 (Canada)			25,000	26,375

Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26			20,000	20,425

Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24			10,000	10,400

Olin Corp. sr. unsec. bonds 5.125%, 9/15/27			5,000	5,085

Packaging Corp. of America sr. unsec. unsub. notes 4.50%, 11/1/23			45,000	48,116

Platform Specialty Products Corp. 144A sr. unsec. notes 10.375%, 5/1/21			5,000	5,563

PQ Corp. 144A company guaranty sr. notes 6.75%, 11/15/22			5,000	5,313

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. unsub. notes 9.00%, 5/1/19 (Australia)			25,000	28,520

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6.875%, 7/15/33			10,000	10,875

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6.50%, 12/1/20			9,000	10,080

Sealed Air Corp. 144A company guaranty sr. unsec. notes 5.25%, 4/1/23			14,000	14,648

Sealed Air Corp. 144A company guaranty sr. unsec. notes 5.125%, 12/1/24			5,000	5,194

Sealed Air Corp. 144A company guaranty sr. unsec. notes 4.875%, 12/1/22			5,000	5,209

Sealed Air Corp. 144A sr. unsec. bonds 5.50%, 9/15/25			5,000	5,300

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)			15,000	17,588

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 8/15/22			18,000	18,743

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24			20,000	20,900

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23			3,000	3,113

Steel Dynamics, Inc. 144A sr. unsec. bonds 5.00%, 12/15/26			5,000	5,063

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 4.75%, 1/15/22 (Canada)			5,000	5,164

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)			5,000	4,856

Teck Resources, Ltd. 144A company guaranty sr. unsec. notes 8.50%, 6/1/24 (Canada)			5,000	5,769

TMS International Corp. 144A company guaranty sr. unsec. sub. notes 7.625%, 10/15/21			25,000	25,219

Tronox Finance, LLC company guaranty sr. unsec. notes 6.375%, 8/15/20			10,000	10,038

Tronox Finance, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/22			5,000	5,175

U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24			15,000	15,525

U.S. Concrete, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24			5,000	5,175

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23			15,000	15,563

USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25			10,000	10,400

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23			10,000	9,700

Westlake Chemical Corp. 144A company guaranty sr. unsec. unsub. bonds 3.60%, 8/15/26			36,000	35,256

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30			35,000	47,375

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31			10,000	13,534

Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)			48,000	63,116

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24			20,000	21,075

Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23			15,000	16,763

				1,679,573
Capital goods (0.8%)

Advanced Disposal Services, Inc. 144A sr. unsec. notes 5.625%, 11/15/24			25,000	25,250

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7.75%, 11/15/19			17,000	18,700

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.00%, 3/15/22			15,000	15,075

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)			10,000	10,400

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5.50%, 9/1/22			10,000	10,200

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5.25%, 7/15/24			10,000	9,975

Berry Plastics Corp. company guaranty notes 6.00%, 10/15/22			5,000	5,288

Berry Plastics Corp. company guaranty notes 5.50%, 5/15/22			10,000	10,388

Berry Plastics Corp. company guaranty unsub. notes 5.125%, 7/15/23			10,000	10,250

Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)			20,000	21,950

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20			45,000	49,275

Covidien International Finance SA company guaranty sr. unsec. unsub. notes 6.00%, 10/15/17 (Luxembourg)			130,000	133,147

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26			10,000	11,475

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22			20,000	20,375

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2.25%, 11/15/22			30,000	29,550

Honeywell International, Inc. sr. unsec. unsub. notes 5.375%, 3/1/41			55,000	66,705

Honeywell International, Inc. sr. unsec. unsub. notes 4.25%, 3/1/21			40,000	43,039

Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64			65,000	66,248

Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47			20,000	20,299

KLX, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/1/22			30,000	30,938

L3 Technologies, Inc. company guaranty sr. unsec. bonds 3.85%, 12/15/26			8,000	8,111

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)			99,000	128,129

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/15/23			30,000	29,625

Medtronic, Inc. company guaranty sr. unsec. sub. notes 4.375%, 3/15/35			27,000	28,305

Medtronic, Inc. company guaranty sr. unsec. sub. notes 3.50%, 3/15/25			27,000	27,628

Moog, Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/22			15,000	15,375

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25			25,000	25,813

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/22			15,000	15,581

Raytheon Co. sr. unsec. notes 4.875%, 10/15/40			20,000	22,666

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. FRN 4.523%, 7/15/21			30,000	30,694

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. unsec. unsub. notes 7.00%, 7/15/24			15,000	16,059

Rockwell Collins, Inc. sr. unsec. bonds 4.35%, 4/15/47			55,000	54,927

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 12/15/24			20,000	20,537

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/26			5,000	4,897

TI Group Automotive Systems, LLC 144A sr. unsec. notes 8.75%, 7/15/23			25,000	26,521

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26			10,000	10,006

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/24			8,000	8,110

TransDigm, Inc. 144A company guaranty sr. unsec. sub. notes 6.50%, 5/15/25			5,000	5,044

Welbilt, Inc. sr. unsec. notes 9.50%, 2/15/24			30,000	34,575

				1,121,130
Communication services (1.3%)

American Tower Corp. sr. unsec. bonds 3.125%, 1/15/27(R)			16,000	14,976

American Tower Corp. sr. unsec. notes 4.00%, 6/1/25(R)			100,000	101,179

AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46			77,000	71,848

Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20			7,000	7,753

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5.25%, 9/30/22			7,000	7,228

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26			15,000	15,525

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24			25,000	26,375

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26			5,000	5,250

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23			5,000	5,150

CenturyLink, Inc. sr. unsec. unsub. notes 6.75%, 12/1/23			14,000	14,595

CenturyLink, Inc. sr. unsec. unsub. notes 5.625%, 4/1/20			4,000	4,194

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			15,000	15,225

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			15,000	15,206

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45			14,000	16,119

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25			6,000	6,340

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. 144A company guaranty sr. bonds 5.375%, 5/1/47(FWC)			40,000	40,182

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95%, 8/15/37			64,000	85,862

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35			17,000	21,716

Comcast Corp. company guaranty sr. unsec. unsub. notes 3.375%, 2/15/25			35,000	35,445

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6.00%, 6/15/25			10,000	10,475

Crown Castle International Corp. sr. unsec. notes 5.25%, 1/15/23(R)			36,000	39,285

Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)			7,000	7,531

Crown Castle International Corp. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)			35,000	34,423

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883%, 8/15/20			15,000	15,966

CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24			78,000	77,708

CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21			26,000	28,145

Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)			73,000	106,408

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24			15,000	15,754

Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25			10,000	9,725

Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22			20,000	20,250

Frontier Communications Corp. sr. unsec. notes 8.875%, 9/15/20			5,000	5,275

Frontier Communications Corp. sr. unsec. unsub. notes 7.625%, 4/15/24			4,000	3,420

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7.50%, 4/1/21 (Bermuda)			12,000	10,785

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7.75%, 6/1/21 (Luxembourg)			15,000	9,000

Intelsat Luxembourg SA company guaranty sr. unsec. sub. bonds 8.125%, 6/1/23 (Luxembourg)			28,000	16,923

Koninklijke KPN NV sr. unsec. unsub. bonds 8.375%, 10/1/30 (Netherlands)			30,000	40,209

Orange SA sr. unsec. unsub. notes 4.125%, 9/14/21 (France)			46,000	48,509

Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)			3,000	3,128

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)			85,000	85,041

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28			40,000	42,250

Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20			5,000	5,375

Sprint Communications, Inc. sr. unsec. unsub. notes 8.375%, 8/15/17			17,000	17,374

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9.00%, 11/15/18			15,000	16,331

Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23			48,000	53,160

Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21			17,000	18,352

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.625%, 4/1/23			13,000	13,845

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25			10,000	10,775

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.25%, 4/1/21			20,000	20,625

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23			5,000	5,339

T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27			10,000	10,325

T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22			5,000	5,081

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.836%, 4/28/23			3,000	3,210

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.633%, 4/28/21			7,000	7,236

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 1/15/22			17,000	17,893

TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28			65,000	84,921

Verizon Communications, Inc. sr. unsec. unsub. notes 4.522%, 9/15/48			55,000	49,828

Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34			65,000	61,509

Videotron Ltd./Videotron Ltee. 144A sr. unsec. bonds 5.125%, 4/15/27 (Canada)			40,000	40,400

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)			20,000	20,850

Vodafone Group PLC sr. unsec. unsub. notes 1.25%, 9/26/17 (United Kingdom)			225,000	224,806

West Corp. 144A company guaranty sr. unsec. sub. notes 5.375%, 7/15/22			25,000	24,563

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. sub. notes 10.25%, 7/15/19			17,000	17,701

Windstream Services, LLC company guaranty sr. unsec. notes 6.375%, 8/1/23			20,000	17,750

				1,887,627
Consumer cyclicals (2.3%)

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.75%, 1/20/24			40,000	49,162

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 7.75%, 12/1/45			150,000	207,406

Amazon.com, Inc. sr. unsec. notes 1.20%, 11/29/17			128,000	127,965

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 2/15/22			10,000	10,438

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25			10,000	10,250

AMC Entertainment Holdings, Inc. 144A sr. unsec. sub. bonds 5.875%, 11/15/26			5,000	5,050

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23			15,000	15,563

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10.25%, 3/1/22			20,000	20,350

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20			64,000	68,737

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8.00%, 6/15/21			14,000	5,600

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6.875%, 5/15/23			10,000	10,775

Boyd Gaming Corp. company guaranty sr. unsec. unsub. notes 6.375%, 4/1/26			5,000	5,350

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6.50%, 12/15/20 (Canada)			33,000	34,114

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)			10,000	10,352

Caesars Growth Properties Holdings, LLC/Caesars Growth Properties Finance, Inc. company guaranty notes 9.375%, 5/1/22			20,000	21,500

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 6.25%, 12/15/21			24,000	26,220

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24			5,000	5,250

CBS Corp. company guaranty sr. unsec. debs. 7.875%, 7/30/30			33,000	44,754

CBS Corp. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27			34,000	31,616

CBS Radio, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24			5,000	5,250

CCM Merger, Inc. 144A sr. unsec. notes 6.00%, 3/15/22			5,000	5,100

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5.25%, 3/15/21			13,000	13,325

Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22			3,000	3,060

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23			4,000	4,042

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7.625%, 3/15/20			10,000	10,075

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22			29,000	30,160

Diamond Resorts International, Inc. 144A sr. notes 7.75%, 9/1/23			25,000	26,125

Diamond Resorts International, Inc. 144A sr. unsec. notes 10.75%, 9/1/24			10,000	10,400

Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23			65,000	64,987

Eagle II Acquisition Co., LLC 144A sr. unsec. unsub. notes 6.00%, 4/1/25			5,000	5,150

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23			15,000	16,088

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95%, 8/15/20			79,000	86,492

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/15/26			25,000	26,724

Ford Motor Co. sr. unsec. unsub. bonds 7.70%, 5/15/97			19,000	22,742

Ford Motor Co. sr. unsec. unsub. notes 9.98%, 2/15/47			20,000	30,551

Ford Motor Co. sr. unsec. unsub. notes 7.45%, 7/16/31			35,000	44,146

Ford Motor Co. sr. unsec. unsub. notes 7.40%, 11/1/46			40,000	51,564

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 8.125%, 1/15/20			140,000	160,898

Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25			10,000	10,188

General Motors Co. sr. unsec. notes 5.20%, 4/1/45			33,000	32,347

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26			38,000	37,450

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25			22,000	22,342

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25			10,000	10,050

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 3.45%, 4/10/22			119,000	119,910

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4.875%, 11/1/20			17,000	17,794

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26			5,000	5,163

Gray Television, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/26			20,000	20,350

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6.625%, 7/25/22 (Canada)		CAD	27,000	20,988

Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24			$10,000	9,863

Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. 144A sr. unsec. bonds 4.875%, 4/1/27			75,000	75,750

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds 9.15%, 2/1/23			32,000	41,055

Host Hotels & Resorts LP sr. unsec. unsub. notes 6.00%, 10/1/21(R)			31,000	34,432

Host Hotels & Resorts LP sr. unsec. unsub. notes 5.25%, 3/15/22(R)			44,000	47,707

Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25			15,000	14,850

Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26			55,000	58,864

Hyatt Hotels Corp. sr. unsec. unsub. notes 3.375%, 7/15/23			15,000	15,132

iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19			20,000	17,110

IHS Markit Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)			15,000	15,413

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5.875%, 3/15/21			6,000	6,188

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22			30,000	32,166

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21			25,000	25,875

Jacobs Entertainment, Inc. 144A notes 7.875%, 2/1/24			5,000	5,144

JC Penney Corp., Inc. company guaranty sr. unsec. bonds 8.125%, 10/1/19			10,000	10,800

JC Penney Corp., Inc. company guaranty sr. unsec. unsub. notes 5.65%, 6/1/20			25,000	24,750

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9.75%, 10/15/19(PIK)			15,000	14,513

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5.875%, 2/1/22			14,000	14,466

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5.375%, 1/15/24			15,000	15,488

Lear Corp. company guaranty sr. unsec. unsub. notes 5.375%, 3/15/24			12,000	12,662

Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/15/22			7,000	7,210

Lions Gate Entertainment Corp. 144A sr. unsec. unsub. notes 5.875%, 11/1/24			15,000	15,544

Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24			5,000	5,000

Masonite International Corp. 144A company guaranty sr. unsec. notes 5.625%, 3/15/23			25,000	25,512

Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)			5,000	5,188

Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 11/15/20 (Canada)			20,000	20,400

MGM Resorts International company guaranty sr. unsec. notes 6.75%, 10/1/20			35,000	38,500

MGM Resorts International company guaranty sr. unsec. notes 5.25%, 3/31/20			5,000	5,263

MGM Resorts International company guaranty sr. unsec. unsub. notes 8.625%, 2/1/19			10,000	10,975

MGM Resorts International company guaranty sr. unsec. unsub. notes 6.625%, 12/15/21			15,000	16,613

Navistar International Corp. company guaranty sr. unsec. notes 8.25%, 11/1/21			29,000	29,000

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7.125%, 6/1/28			20,000	15,325

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/15/21(PIK)			10,000	5,625

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.00%, 10/15/21			10,000	6,021

Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24			15,000	15,225

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)			10,000	9,963

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. sub. notes 5.50%, 10/1/21 (Luxembourg)			5,000	5,175

Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22			10,000	10,225

O'Reilly Automotive, Inc. company guaranty sr. unsec. notes 3.85%, 6/15/23			20,000	20,761

O'Reilly Automotive, Inc. company guaranty sr. unsec. sub. notes 3.55%, 3/15/26			20,000	19,930

Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26			81,000	80,959

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25			10,000	10,475

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24			7,000	7,228

Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27			10,000	9,925

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22			14,000	14,490

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26			10,000	9,800

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24			10,000	10,025

Priceline Group, Inc. (The) sr. unsec. notes 3.65%, 3/15/25			46,000	46,287

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32			20,000	22,450

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26			25,000	25,875

Regal Entertainment Group sr. unsec. sub. notes 5.75%, 6/15/23			24,000	24,870

Ritchie Bros Auctioneers, Inc. 144A company guaranty sr. unsec. notes 5.375%, 1/15/25 (Canada)			5,000	5,113

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21			20,000	20,300

S&P Global, Inc. 144A company guaranty sr. unsec. bonds 2.95%, 1/22/27			32,000	30,189

Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23			15,000	15,338

Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22			55,000	58,644

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6.25%, 9/1/20			5,000	4,738

Scientific Games International, Inc. 144A company guaranty sr. notes 7.00%, 1/1/22			25,000	26,688

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24			35,000	35,438

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24			10,000	10,725

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27			20,000	19,950

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24			25,000	24,750

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5.75%, 7/15/25			10,000	10,575

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24			10,000	10,575

Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24			25,000	25,328

Standard Industries, Inc./NJ 144A sr. unsec. notes 5.00%, 2/15/27			35,000	34,300

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6.375%, 6/1/21			12,000	12,090

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5.25%, 4/15/21			7,000	7,210

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/1/24			7,000	7,236

Tempur Sealy International, Inc. company guaranty sr. unsec. unsub. bonds 5.50%, 6/15/26			5,000	4,930

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 2.95%, 7/15/26			41,000	38,178

Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23			5,000	4,994

Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22			10,000	10,425

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4.50%, 3/1/21			4,000	4,175

Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25			15,000	14,756

Viacom, Inc. sr. unsec. unsub. notes 4.50%, 3/1/21			70,000	73,845

Vulcan Materials Co. sr. unsec. unsub. notes 4.50%, 4/1/25			8,000	8,437

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6.50%, 8/15/37			67,000	89,813

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 5.00%, 10/25/40			10,000	11,372

Walt Disney Co. (The) sr. unsec. notes 2.75%, 8/16/21			30,000	30,597

Walt Disney Co. (The) sr. unsec. unsub. notes 4.375%, 8/16/41			10,000	10,555

WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23			10,000	10,100

Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26			10,000	9,400

Wyndham Worldwide Corp. sr. unsec. unsub. bonds 4.50%, 4/1/27			20,000	20,148

Wyndham Worldwide Corp. sr. unsec. unsub. notes 5.625%, 3/1/21			35,000	38,323

				3,405,215
Consumer staples (1.3%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 6.00%, 4/1/22 (Canada)			30,000	31,125

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)			5,000	5,106

Altria Group, Inc. company guaranty sr. unsec. notes 9.25%, 8/6/19			2,000	2,323

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/31/24			24,000	25,218

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85%, 8/9/22			95,000	95,193

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46			113,000	122,122

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 3.65%, 2/1/26			73,000	73,818

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. notes 2.65%, 2/1/21			80,000	80,602

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. notes 1.25%, 1/17/18			47,000	46,958

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.20%, 1/15/39			80,000	121,587

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 2.50%, 7/15/22			60,000	59,300

BlueLine Rental Finance Corp./BlueLine Rental, LLC 144A company guaranty sub. notes 9.25%, 3/15/24			25,000	25,594

Bunge, Ltd. Finance Corp. company guaranty sr. unsec. notes 8.50%, 6/15/19			4,000	4,535

Cargill, Inc. 144A sr. unsec. notes 4.10%, 11/1/42			65,000	64,330

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8.00%, 2/15/22			20,000	20,825

CVS Health Corp. sr. unsec. notes 4.75%, 12/1/22			40,000	43,414

CVS Health Corp. sr. unsec. unsub. notes 2.25%, 12/5/18			130,000	130,845

CVS Pass-Through Trust sr. notes 6.036%, 12/10/28			3,440	3,853

CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36			45,570	47,016

Dean Foods Co. 144A company guaranty sr. unsec. notes 6.50%, 3/15/23			15,000	15,675

Diageo Capital PLC company guaranty sr. unsec. unsub. notes 1.50%, 5/11/17 (United Kingdom)			29,000	29,001

Diageo Investment Corp. company guaranty sr. unsec. notes 8.00%, 9/15/22			40,000	49,917

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37			50,000	63,195

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42			60,000	66,152

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24			23,000	23,445

Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23			10,000	8,075

High Ridge Brands Co. 144A company guaranty sr. unsec. notes 8.875%, 3/15/25			15,000	15,300

JBS USA Lux SA/JBS USA Finance, Inc. 144A sr. unsec. notes 8.25%, 2/1/20 (Brazil)			7,000	7,175

Kellogg Co. sr. unsec. unsub. notes 3.25%, 4/1/26			70,000	68,425

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26			15,000	15,263

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24			15,000	15,319

Kraft Heinz Co. (The) company guaranty sr. unsec. notes Ser. 144A, 6.875%, 1/26/39			15,000	18,712

Kraft Heinz Co. (The) company guaranty sr. unsec. unsub. notes 6.50%, 2/9/40			70,000	83,920

Kroger Co. (The) company guaranty sr. unsec. unsub. notes 6.90%, 4/15/38			85,000	110,778

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26			62,000	63,240

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24			5,000	5,100

Landry's, Inc. 144A sr. unsec. notes 6.75%, 10/15/24			10,000	10,375

McDonald's Corp. sr. unsec. unsub. notes 6.30%, 10/15/37			44,000	54,841

McDonald's Corp. sr. unsec. unsub. notes 5.70%, 2/1/39			59,000	68,312

Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26			36,000	37,467

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5.75%, 3/15/25			10,000	10,075

Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 5.375%, 12/15/21			7,000	7,123

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 6.25%, 8/1/24			10,000	9,975

Revlon Consumer Products Corp. company guaranty sr. unsec. sub. notes 5.75%, 2/15/21			23,000	22,971

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23			20,000	19,825

Walgreens Boots Alliance, Inc. sr. unsec. unsub. notes 3.30%, 11/18/21			60,000	61,557

WhiteWave Foods Co. (The) company guaranty sr. unsec. notes 5.375%, 10/1/22			5,000	5,431

				1,970,408
Energy (1.8%)

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. 144A company guaranty sr. unsec. notes 7.875%, 12/15/24			30,000	31,275

Anadarko Petroleum Corp. sr. unsec. notes 6.45%, 9/15/36			8,000	9,442

Anadarko Petroleum Corp. sr. unsec. unsub. bonds 6.95%, 6/15/19			30,000	32,991

Anadarko Petroleum Corp. sr. unsec. unsub. notes 5.55%, 3/15/26			5,000	5,548

Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23			5,000	5,113

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22			13,000	13,171

Antero Resources Finance Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21			13,000	13,352

Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40			5,000	5,148

Apache Corp. sr. unsec. unsub. notes 3.25%, 4/15/22			44,000	44,226

Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22			10,000	10,350

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.625%, 6/1/24 (Canada)			5,000	4,400

BP Capital Markets PLC company guaranty sr. unsec. bonds 3.119%, 5/4/26 (United Kingdom)			70,000	68,502

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.846%, 5/5/17 (United Kingdom)			130,000	130,066

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub. notes 7.50%, 12/1/20			10,000	8,975

California Resources Corp. company guaranty sr. unsec. sub. notes 5.00%, 1/15/20			10,000	8,238

California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22			31,000	25,188

Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 5.70%, 5/15/17 (Canada)			235,000	236,084

Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)			84,000	95,970

Cenovus Energy, Inc. sr. unsec. bonds 4.45%, 9/15/42 (Canada)			5,000	4,428

Cheniere Corpus Christi Holdings, LLC 144A company guaranty sr. notes 5.875%, 3/31/25			30,000	31,275

Chesapeake Energy Corp. 144A company guaranty notes 8.00%, 12/15/22			25,000	26,188

Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 8.00%, 1/15/25			10,000	10,000

Concho Resources, Inc. company guaranty sr. unsec. notes 5.50%, 4/1/23			22,000	22,770

Concho Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/25			50,000	50,313

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/22			10,000	10,338

ConocoPhillips Co. company guaranty sr. unsec. unsub. notes 1.05%, 12/15/17			130,000	129,511

Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44			15,000	12,900

Continental Resources, Inc. company guaranty sr. unsec. notes 3.80%, 6/1/24			10,000	9,300

Continental Resources, Inc. company guaranty sr. unsec. sub. notes 5.00%, 9/15/22			20,000	20,200

Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23			15,000	14,597

DCP Midstream Operating LP company guaranty sr. unsec. notes 3.875%, 3/15/23			13,000	12,480

DCP Midstream Operating LP company guaranty sr. unsec. notes 2.70%, 4/1/19			8,000	7,920

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6.375%, 8/15/21			10,000	8,200

Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21			17,000	17,935

Devon Financing Company, LLC company guaranty sr. unsec. unsub. bonds 7.875%, 9/30/31			15,000	19,374

Diamondback Energy, Inc. 144A company guaranty sr. unsec. notes 5.375%, 5/31/25			20,000	20,500

Diamondback Energy, Inc. 144A company guaranty sr. unsec. notes 4.75%, 11/1/24			5,000	5,030

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 8.125%, 9/15/23			20,000	21,250

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9.375%, 5/1/20			37,000	34,873

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 8.00%, 2/15/25			15,000	13,950

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 8.00%, 11/29/24			10,000	10,500

EQT Midstream Partners LP company guaranty sr. unsec. sub. notes 4.00%, 8/1/24			10,000	9,964

Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31			40,000	47,128

Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24			15,000	15,750

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7.875%, 9/15/31			8,000	10,253

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7.375%, 5/1/22			25,000	25,938

Laredo Petroleum, Inc. company guaranty sr. unsec. sub. notes 5.625%, 1/15/22			5,000	4,988

Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41			25,000	27,670

MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)			5,000	4,475

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 1/30/23 (Canada)			5,000	4,469

MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)			5,000	5,000

Motiva Enterprises, LLC 144A sr. unsec. notes 5.75%, 1/15/20			55,000	59,298

MPLX LP sr. unsec. unsub. notes 4.125%, 3/1/27			20,000	19,913

Murphy Oil Corp. sr. unsec. unsub. notes 6.875%, 8/15/24			15,000	15,900

Nabors Industries, Inc. company guaranty sr. unsec. unsub. notes 4.625%, 9/15/21			16,000	16,140

Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22			30,000	31,838

Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26			10,000	10,444

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 6.05%, 3/1/41			85,000	60,456

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23			10,000	10,150

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22			20,000	20,500

Parsley Energy LLC/Parsley Finance Corp. 144A company guaranty sr. unsec. notes 5.25%, 8/15/25			5,000	5,050

Parsley Energy LLC/Parsley Finance Corp. 144A company guaranty sr. unsec. sub. notes 5.375%, 1/15/25			5,000	5,063

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.25%, 3/17/44 (Brazil)			93,000	91,838

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)			145,000	148,806

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela)			40,000	14,004

Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds 5.625%, 1/23/46 (Mexico)			25,000	22,353

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.375%, 1/23/45 (Mexico)			80,000	78,018

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.875%, 1/18/24 (Mexico)			80,000	80,720

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)			23,000	22,046

Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.75%, 12/15/23 (Canada)			15,000	15,788

Range Resources Corp. 144A company guaranty sr. unsec. sub. notes 5.75%, 6/1/21			25,000	25,625

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 11/15/23			10,000	9,800

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 7/15/22			5,000	4,941

Sabine Pass Liquefaction, LLC 144A sr. bonds 5.00%, 3/15/27			49,000	51,222

Sabine Pass Liquefaction, LLC 144A sr. notes 5.875%, 6/30/26			30,000	33,078

SemGroup Corp. 144A company guaranty sr. unsec. notes 6.375%, 3/15/25			10,000	9,825

Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6.75%, 5/1/23 (Canada)			10,000	10,425

Seven Generations Energy, Ltd. 144A sr. unsec. sub. notes 8.25%, 5/15/20 (Canada)			19,000	19,855

Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)			5,000	1

Seventy Seven Operating, LLC escrow company guaranty sr. unsec. unsub. notes 6.625%, 11/15/19(F)			20,000	2

SM Energy Co. sr. unsec. notes 6.50%, 11/15/21			17,000	17,425

SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24			10,000	9,450

SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26			10,000	10,081

SM Energy Co. sr. unsec. unsub. notes 6.50%, 1/1/23			3,000	3,053

SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22			15,000	15,113

Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26			42,000	39,981

Statoil ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)			40,000	45,423

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. bonds 5.375%, 2/1/27			10,000	10,350

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. notes 5.125%, 2/1/25			5,000	5,150

Tesoro Logistics LP/Tesoro Logistics Finance Corp. company guaranty sr. unsec. notes 5.25%, 1/15/25			5,000	5,225

Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)			15,000	14,822

Triangle USA Petroleum Corp. 144A company guaranty sr. unsec. notes 6.75%, 7/15/22 (In default)(NON)			5,000	1,450

Valero Energy Partners LP sr. unsec. unsub. notes 4.375%, 12/15/26			7,000	7,064

Weatherford International Ltd. company guaranty sr. unsec. unsub. notes 8.25%, 6/15/23			5,000	5,438

Weatherford International Ltd. 144A company guaranty sr. unsec. sub. notes 9.875%, 2/15/24			5,000	5,788

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21			6,000	5,963

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5.00%, 3/15/19			10,000	9,975

Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32			5,000	6,313

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7.875%, 9/1/21			3,000	3,458

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7.75%, 6/15/31			1,000	1,175

Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24			24,000	24,657

Williams Partners LP/ACMP Finance Corp. sr. unsec. sub. notes 4.875%, 3/15/24			27,000	27,774

WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23			5,000	5,563

WPX Energy, Inc. sr. unsec. notes 7.50%, 8/1/20			20,000	21,200

WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22			27,000	27,473

				2,639,969
Financials (4.6%)

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22			15,000	15,113

Alliant Holdings Intermediate, LLC 144A sr. unsec. notes 8.25%, 8/1/23			10,000	10,494

Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31			29,000	34,438

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.00%, 3/15/20			13,000	14,593

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 6.25%, 12/1/17			17,000	17,446

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25			40,000	40,950

Ally Financial, Inc. unsec. sub. notes 8.00%, 12/31/18			14,000	15,120

American Express Co. sr. unsec. notes 7.00%, 3/19/18			83,000	87,157

American Express Co. sr. unsec. notes 6.15%, 8/28/17			49,000	49,885

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58			48,000	62,400

AXA SA 144A jr. unsec. sub. FRN 6.463%, perpetual maturity (France)			85,000	85,265

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity			46,000	48,703

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity			5,000	5,456

Bank of America Corp. sr. unsec. unsub. notes 2.00%, 1/11/18			128,000	128,327

Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37			195,000	228,080

Bank of New York Mellon Corp. (The) sr. unsec. unsub. notes 1.969%, 6/20/17			105,000	105,138

Bank of Nova Scotia (The) sr. unsec. unsub. notes 1.375%, 12/18/17 (Canada)			130,000	129,947

Barclays Bank PLC 144A unsec. sub. notes 10.179%, 6/12/21 (United Kingdom)			95,000	119,129

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 7.25%, 2/1/18			22,000	22,993

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43			29,000	29,755

BNP Paribas SA sr. unsec. notes Ser. MTN, 2.375%, 9/14/17 (France)			40,000	40,114

Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23(R)			65,000	70,045

Cantor Fitzgerald LP 144A unsec. bonds 7.875%, 10/15/19			30,000	33,007

Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22			55,000	59,857

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25			5,000	5,306

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 3/15/23			13,000	13,522

CIT Group, Inc. sr. unsec. notes 3.875%, 2/19/19			7,000	7,166

CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23			10,000	10,438

CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/15/18			13,000	13,349

CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22			17,000	17,797

CIT Group, Inc. 144A sr. unsec. notes 6.625%, 4/1/18			24,000	24,990

CIT Group, Inc. 144A sr. unsec. notes 5.50%, 2/15/19			17,000	17,871

Citigroup, Inc. jr. unsec. sub. FRB Ser. P, 5.95%, perpetual maturity			20,000	20,825

Citigroup, Inc. jr. unsec. sub. FRN 5.875%, perpetual maturity			9,000	9,293

Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28			235,000	236,047

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25			40,000	41,025

Credit Acceptance Corp. company guaranty sr. unsec. notes 7.375%, 3/15/23			5,000	5,025

Credit Acceptance Corp. company guaranty sr. unsec. notes 6.125%, 2/15/21			13,000	12,968

DDR Corp. sr. unsec. unsub. notes 7.875%, 9/1/20(R)			25,000	28,917

DFC Finance Corp. 144A company guaranty sr. notes 10.50%, 6/15/20			10,000	6,150

Duke Realty LP company guaranty sr. unsec. unsub. notes 4.375%, 6/15/22(R)			32,000	34,014

EPR Properties company guaranty sr. unsec. sub. notes 5.25%, 7/15/23(R)			52,000	54,548

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)			15,000	15,122

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24			30,000	30,375

Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity			16,000	15,840

Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23			135,000	143,718

GE Capital International Funding Co. Unlimited Co. company guaranty sr. unsec. bonds 4.418%, 11/15/35 (Ireland)			261,000	275,604

Goldman Sachs Group, Inc. (The) sr. unsec. notes 7.50%, 2/15/19			170,000	186,692

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 12/27/20			55,000	55,009

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes Ser. GLOB, 2.375%, 1/22/18			130,000	130,713

Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37			24,000	29,644

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 5.125%, 4/15/22			35,000	38,701

HCP, Inc. sr. unsec. notes 4.25%, 11/15/23(R)			70,000	72,337

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes 3.875%, 5/1/25(R)			30,000	29,711

Hospitality Properties Trust sr. unsec. unsub. notes 4.50%, 3/15/25(R)			4,000	4,015

HSBC Finance Corp. unsec. sub. notes 6.676%, 1/15/21			146,000	165,040

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub. notes 8.125%, 7/15/19(PIK)			5,000	5,000

HUB International, Ltd. 144A sr. unsec. notes 7.875%, 10/1/21			20,000	20,850

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.00%, 8/1/20			10,000	10,350

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22			17,000	17,255

Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A sr. unsec. notes 6.75%, 2/1/24			10,000	10,313

Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A sr. unsec. notes 6.25%, 2/1/22			10,000	10,150

ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)			200,000	221,576

International Lease Finance Corp. sr. unsec. unsub. notes 6.25%, 5/15/19			4,000	4,300

International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22			14,000	15,593

iStar, Inc. sr. unsec. notes 6.00%, 4/1/22(R)			5,000	5,075

JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.30%, perpetual maturity			39,000	40,414

JPMorgan Chase & Co. jr. unsec. sub. FRN 7.90%, perpetual maturity			81,000	83,936

JPMorgan Chase & Co. sr. unsec. notes Ser. MTN, 2.295%, 8/15/21			90,000	89,065

JPMorgan Chase & Co. sr. unsec. unsub. notes 2.00%, 8/15/17			130,000	130,290

KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44			30,000	29,900

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37			44,000	50,600

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657%, perpetual maturity (United Kingdom)			25,000	27,188

LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25			15,000	15,150

Macquarie Bank, Ltd. 144A sr. unsec. notes 2.85%, 7/29/20 (Australia)			40,000	40,497

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 5.625%, 5/1/24(R)			5,000	5,275

Mid-America Apartments LP sr. unsec. notes 4.30%, 10/15/23(R)			45,000	47,492

Morgan Stanley sr. unsec. unsub. notes 3.625%, 1/20/27			185,000	183,649

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21			15,000	15,188

Nationwide Mutual Insurance Co. 144A unsec. sub. notes 8.25%, 12/1/31			45,000	63,286

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5.875%, 3/15/22			4,000	4,118

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45			30,000	27,150

OneAmerica Financial Partners, Inc. 144A sr. unsec. notes 7.00%, 10/15/33			78,000	97,674

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. sub. notes 6.75%, 12/15/19			10,000	10,450

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7.25%, 12/15/21			10,000	10,425

Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976%, 2/15/25			105,000	105,428

Primerica, Inc. sr. unsec. notes 4.75%, 7/15/22			39,000	41,771

Progressive Corp. (The) jr. unsec. sub. FRN 6.70%, 6/15/37			65,000	64,188

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6.75%, 6/15/21			25,000	25,500

Prudential Financial, Inc. jr. unsec. sub. FRN 8.875%, 6/15/38			30,000	32,288

Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43			57,000	61,061

Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44			20,000	20,500

Realty Income Corp. sr. unsec. notes 4.65%, 8/1/23(R)			25,000	26,943

Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.20%, 7/27/18 (Canada)			130,000	130,905

Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)			45,000	47,611

Royal Bank of Scotland Group PLC unsec. sub. notes 4.70%, 7/3/18 (United Kingdom)			108,000	110,644

Select Income REIT sr. unsec. unsub. notes 3.60%, 2/1/20(R)			10,000	10,091

Select Income REIT sr. unsec. unsub. notes 2.85%, 2/1/18(R)			10,000	10,064

Simon Property Group LP sr. unsec. unsub. notes 3.375%, 3/15/22(R)			10,000	10,269

Simon Property Group LP 144A sr. unsec. unsub. notes 1.50%, 2/1/18(R)			118,000	117,904

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 8.25%, 12/15/20			20,000	21,850

Springleaf Finance Corp. sr. unsec. unsub. notes 5.25%, 12/15/19			5,000	5,044

State Street Corp. jr. unsec. sub. FRB 2.131%, 6/15/37			63,000	55,204

Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4.25%, 12/6/42			90,000	88,875

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8.50%, 9/15/18			5,000	4,600

Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)			3,000	2,938

Travelers Property Casualty Corp. company guaranty sr. unsec. unsub. bonds 7.75%, 4/15/26			40,000	52,998

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24			10,000	10,300

UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 3.00%, 4/15/21 (Jersey)			200,000	200,242

VEREIT Operating Partnership LP company guaranty sr. unsec. notes 4.60%, 2/6/24(R)			50,000	51,500

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.80%, 11/22/25 (Russia)			300,000	334,451

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6.875%, 5/29/18 (Russia)			192,000	201,356

Wachovia Corp. sr. unsec. notes 5.75%, 6/15/17			20,000	20,175

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity			8,000	8,600

Wells Fargo & Co. sr. unsec. notes 2.10%, 5/8/17			128,000	128,093

Westpac Banking Corp. sr. unsec. unsub. notes 4.875%, 11/19/19 (Australia)			80,000	85,511

Westpac Banking Corp. sr. unsec. unsub. notes 2.15%, 3/6/20 (Australia)			135,000	135,080

WP Carey, Inc. sr. unsec. unsub. notes 4.60%, 4/1/24(R)			30,000	31,079

ZFS Finance USA Trust V 144A jr. unsec. sub. FRB 6.50%, 5/9/37			5,000	5,000

				6,755,456
Health care (1.1%)

AbbVie, Inc. sr. unsec. notes 2.90%, 11/6/22			80,000	79,556

Actavis Funding SCS company guaranty sr. unsec. notes 4.75%, 3/15/45 (Luxembourg)			53,000	53,227

Actavis Funding SCS company guaranty sr. unsec. notes 3.45%, 3/15/22 (Luxembourg)			26,000	26,548

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7.875%, 9/1/23			15,000	14,213

Amgen, Inc. sr. unsec. notes 3.45%, 10/1/20			125,000	130,158

Amgen, Inc. sr. unsec. unsub. notes 2.125%, 5/15/17			130,000	130,145

AstraZeneca PLC sr. unsec. unsub. notes 6.45%, 9/15/37 (United Kingdom)			36,000	47,001

AstraZeneca PLC sr. unsec. unsub. notes 5.90%, 9/15/17 (United Kingdom)			130,000	132,530

Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24			15,000	16,106

Centene Corp. sr. unsec. unsub. notes 4.75%, 1/15/25			5,000	5,028

Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22			20,000	20,550

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22			33,000	28,380

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 7.125%, 7/15/20			5,000	4,581

Cigna Corp. sr. unsec. unsub. notes 4.50%, 3/15/21			80,000	85,065

Concordia International Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/23 (Canada)			15,000	2,925

Concordia International Corp. 144A sr. notes 9.00%, 4/1/22 (Canada)			5,000	3,575

DPx Holdings BV 144A sr. unsec. sub. notes 7.50%, 2/1/22 (Netherlands)			33,000	34,836

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/23			10,000	8,600

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes 6.25%, 10/15/22			15,000	15,450

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26			15,000	15,788

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20			52,000	56,810

HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24			20,000	20,975

HCA, Inc. company guaranty sr. sub. notes 3.75%, 3/15/19			10,000	10,238

HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22			4,000	4,585

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23			15,000	15,638

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub. notes 12.50%, 11/1/21			5,000	5,538

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)			10,000	9,200

Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22			10,000	10,369

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.50%, 4/1/27(R)			75,000	73,500

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)			31,000	31,909

Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 6.625%, 5/15/22			23,000	21,390

Service Corp. International/US sr. unsec. notes 5.375%, 1/15/22			14,000	14,455

Service Corp. International/US sr. unsec. unsub. notes 5.375%, 5/15/24			33,000	34,332

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)			8,000	7,573

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23			10,000	10,225

Tenet Healthcare Corp. company guaranty sr. FRN 4.631%, 6/15/20			15,000	15,075

Tenet Healthcare Corp. company guaranty sr. notes 6.25%, 11/1/18			24,000	25,170

Tenet Healthcare Corp. company guaranty sr. notes 4.75%, 6/1/20			3,000	3,065

Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20			20,000	21,150

Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. bonds 3.15%, 10/1/26 (Netherlands)			39,000	35,939

UnitedHealth Group, Inc. sr. unsec. notes 6.00%, 2/15/18			58,000	60,235

UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42			90,000	87,517

UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.75%, 2/15/23			90,000	89,793

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25			15,000	11,550

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/23			18,000	13,973

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.50%, 3/1/23			5,000	3,850

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.375%, 3/15/20			20,000	17,900

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24			15,000	15,394

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22			5,000	5,144

				1,586,754
Technology (0.9%)

Apple, Inc. sr. unsec. notes 3.45%, 5/6/24			40,000	41,413

Apple, Inc. sr. unsec. notes 2.10%, 5/6/19			130,000	131,351

Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45			80,000	81,961

Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43			27,000	25,817

Avaya, Inc. 144A company guaranty sr. notes 7.00%, 4/1/19 (In default)(NON)			34,000	26,860

Broadcom Corp./Broadcom Cayman Finance, Ltd. 144A company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27			44,000	44,232

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24			76,000	84,016

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46			10,000	12,915

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23			63,000	67,978

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. unsec. notes 5.875%, 6/15/21			5,000	5,257

eBay, Inc. sr. unsec. unsub. notes 1.35%, 7/15/17			130,000	129,942

Fidelity National Information Services, Inc. sr. unsec. unsub. notes 5.00%, 10/15/25			30,000	32,629

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7.00%, 12/1/23			15,000	16,088

First Data Corp. 144A notes 5.75%, 1/15/24			15,000	15,473

First Data Corp. 144A sr. notes 5.375%, 8/15/23			15,000	15,619

IBM Corp. sr. unsec. unsub. notes 1.875%, 8/1/22			140,000	135,538

Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24			20,000	21,074

Infor Software Parent LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125%, 5/1/21(PIK)			35,000	35,788

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22			25,000	25,690

Infor US, Inc. 144A company guaranty sr. notes 5.75%, 8/15/20			3,000	3,119

Intel Corp. sr. unsec. unsub. notes 1.35%, 12/15/17			130,000	130,084

Iron Mountain, Inc. company guaranty sr. unsec. notes 6.00%, 8/15/23(R)			14,000	14,735

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 6.00%, 10/1/20(R)			5,000	5,238

Jabil Circuit, Inc. sr. unsec. sub. notes 8.25%, 3/15/18			9,000	9,512

Micron Technology, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 2/15/22			25,000	26,125

Microsoft Corp. sr. unsec. unsub. notes 5.30%, 2/8/41			25,000	29,553

Oracle Corp. sr. unsec. unsub. notes 5.375%, 7/15/40			35,000	40,623

Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26			10,000	9,522

Oracle Corp. sr. unsec. unsub. notes 2.50%, 10/15/22			80,000	79,597

Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23			20,000	20,175

Zebra Technologies Corp. sr. unsec. unsub. bonds 7.25%, 10/15/22			15,000	16,219

				1,334,143
Transportation (0.2%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23			40,000	38,600

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.40%, 6/1/41			35,000	40,947

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5.75%, 5/1/40			35,000	42,578

CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44			70,000	67,182

Delta Air Lines, Inc. sr. notes Ser. A, 7.75%, 12/17/19			28,752	31,699

FedEx Corp. company guaranty sr. unsec. unsub. notes 2.625%, 8/1/22			15,000	14,945

Penske Truck Leasing Co. Lp/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26			16,000	15,381

United AirLines, Inc. Pass-Through Trust pass-through certificates Ser. 07-1, Class A, 6.636%, 7/2/22			9,707	10,460

United Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 14-2, Class A, 3.75%, 9/3/26			41,120	41,686

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23			29,000	29,435

				332,913
Utilities and power (1.1%)

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25			35,000	35,525

AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23			7,000	6,948

AES Corp./Virginia (The) sr. unsec. unsub. notes 7.375%, 7/1/21			27,000	30,510

American Transmission Systems, Inc. 144A sr. unsec. unsub. bonds 5.00%, 9/1/44			50,000	54,121

Arizona Public Services Co. sr. unsec. notes 4.50%, 4/1/42			15,000	15,894

Berkshire Hathaway Energy Co. sr. unsec. unsub. bonds 6.125%, 4/1/36			39,000	48,689

Boardwalk Pipelines LP company guaranty sr. unsec. unsub. bonds 5.95%, 6/1/26			10,000	11,074

Boardwalk Pipelines LP company guaranty sr. unsec. unsub. FRB 4.45%, 7/15/27			8,000	8,083

Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25			35,000	34,781

Calpine Corp. 144A company guaranty sr. notes 6.00%, 1/15/22			4,000	4,185

Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24			3,000	3,169

Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37			8,000	8,426

Commonwealth Edison Co. 1st mtge. bonds 5.90%, 3/15/36			28,000	34,483

Consolidated Edison Co. of New York, Inc. sr. unsec. notes 7.125%, 12/1/18			83,000	90,236

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42			45,000	45,651

Dynegy, Inc. company guaranty sr. unsec. notes 7.375%, 11/1/22			20,000	19,800

Dynegy, Inc. company guaranty sr. unsec. notes 6.75%, 11/1/19			10,000	10,275

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7.625%, 11/1/24			5,000	4,775

Electricite de France (EDF) 144A sr. unsec. notes 6.50%, 1/26/19 (France)			60,000	64,613

Emera US Finance LP company guaranty sr. unsec. notes 3.55%, 6/15/26			16,000	15,728

Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)			42,000	42,875

Energy Transfer Equity LP company guaranty sr. notes 7.50%, 10/15/20			13,000	14,495

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24			20,000	21,250

Energy Transfer Partners LP sr. unsec. unsub. bonds 6.125%, 12/15/45			8,000	8,559

Energy Transfer Partners LP sr. unsec. unsub. bonds 4.20%, 4/15/27			36,000	35,568

Energy Transfer Partners LP sr. unsec. unsub. notes 6.50%, 2/1/42			30,000	32,427

Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22			25,000	26,791

FirstEnergy Corp. sr. unsec. unsub. notes 4.25%, 3/15/23			39,000	40,301

GenOn Energy, Inc. sr. unsec. sub. notes 9.875%, 10/15/20			18,000	11,745

Great Plains Energy, Inc. sr. unsec. unsub. bonds 4.85%, 4/1/47			30,000	30,755

Hiland Partners Holdings, LLC/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. sub. notes 5.50%, 5/15/22			4,000	4,160

ITC Holdings Corp. 144A sr. unsec. notes 6.05%, 1/31/18			28,000	28,991

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44			10,000	9,888

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3.50%, 3/1/21			80,000	81,290

Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23			25,000	24,674

Kinder Morgan, Inc./DE company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32			17,000	21,205

MidAmerican Funding, LLC sr. bonds 6.927%, 3/1/29			50,000	65,634

Nevada Power Co. mtge. notes 7.125%, 3/15/19			40,000	44,107

NiSource Finance Corp. company guaranty sr. unsec. notes 6.125%, 3/1/22			25,000	28,635

NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26			10,000	10,275

NRG Energy, Inc. company guaranty sr. unsec. sub. notes 7.875%, 5/15/21			14,000	14,385

NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 6.625%, 1/15/27			20,000	19,950

NSTAR Electric Co. sr. unsec. unsub. notes 2.375%, 10/15/22 (Canada)			75,000	73,800

Oncor Electric Delivery Co., LLC sr. notes 4.10%, 6/1/22			25,000	26,637

Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45			75,000	71,161

Pacific Gas & Electric Co. sr. unsec. bonds 6.05%, 3/1/34			40,000	50,077

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.20%, 6/15/22			60,000	63,264

Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40			25,000	29,975

Puget Sound Energy, Inc. jr. unsec. sub. FRN Ser. A, 6.974%, 6/1/67			102,000	91,928

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5.875%, 3/1/22			14,000	15,387

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23			9,000	9,235

Southern Star Central Corp. 144A sr. unsec. notes 5.125%, 7/15/22			20,000	20,050

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20			13,000	98

Texas Gas Transmission, LLC 144A sr. unsec. notes 4.50%, 2/1/21			20,000	20,868

Union Electric Co. sr. notes 6.40%, 6/15/17			50,000	50,463

				1,687,869

Total corporate bonds and notes (cost $23,529,237)				$24,401,057

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (13.2%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (3.0%)

Government National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 5/20/37 to 11/20/39			$421,127	$480,758
3.50%, 7/20/46			2,777,030	2,883,664
3.50%, TBA, 4/1/47			1,000,000	1,036,953

				4,401,375
U.S. Government Agency Mortgage Obligations (10.2%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates 4.00%, 11/1/45			1,847,272	1,938,048

Federal National Mortgage Association Pass-Through Certificates
6.00%, TBA, 4/1/47			2,000,000	2,261,250
4.50%, TBA, 4/1/47			1,000,000	1,072,422
4.00%, 12/1/44			983,682	1,033,404
3.50%, with due dates from 9/1/45 to 1/1/47			4,029,714	4,125,190
3.00%, with due dates from 12/1/31 to 5/1/46			2,593,998	2,633,984
3.00%, TBA, 4/1/47			2,000,000	1,983,125

				15,047,423

Total U.S. government and agency mortgage obligations (cost $19,405,723)				$19,448,798

MORTGAGE-BACKED SECURITIES (1.9%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (0.3%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 22.122%, 4/15/37			$13,728	$20,982
IFB Ser. 3072, Class SM, 20.452%, 11/15/35			18,032	25,951
IFB Ser. 3249, Class PS, 19.265%, 12/15/36			14,518	20,230
IFB Ser. 3065, Class DC, 17.123%, 3/15/35			39,207	56,369
IFB Ser. 2990, Class LB, 14.614%, 6/15/34			25,275	30,280

Federal National Mortgage Association
IFB Ser. 06-8, Class HP, 20.967%, 3/25/36			25,389	39,960
IFB Ser. 07-53, Class SP, 20.601%, 6/25/37			22,627	33,041
IFB Ser. 05-75, Class GS, 17.305%, 8/25/35			10,092	13,081
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M1, 2.332%, 1/25/29			36,281	36,477
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M1, 2.182%, 7/25/24			5,207	5,217
Ser. 06-46, Class OC, PO, zero %, 6/25/36			7,109	5,895

Government National Mortgage Association
IFB Ser. 13-99, Class AS, IO, 5.072%, 6/20/43			118,985	24,300
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40			90,675	19,273
Ser. 13-14, IO, 3.50%, 12/20/42			379,197	54,510
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41			382,119	47,364
Ser. 15-H26, Class DI, IO, 2.291%, 10/20/65			318,749	35,477
Ser. 16-H16, Class EI, IO, 2.175%, 6/20/66			205,213	26,103

				494,510
Commercial mortgage-backed securities (1.1%)

Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.301%, 1/15/49			246,992	1,239

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, 0.339%, 2/10/51			1,551,911	1,959

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-5, Class XC, IO, 0.423%, 11/10/41			53,986	568
FRB Ser. 04-4, Class XC, IO, 0.018%, 7/10/42			22,997	5

Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 04-PR3I, Class X1, IO, 0.201%, 2/11/41			12,141	59

Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW14, Class X1, IO, 0.556%, 12/11/38			138,143	1,569

Capmark Mortgage Securities, Inc. FRB Ser. 97-C1, Class X, IO, 1.197%, 7/15/29			15,646	369

CD Commercial Mortgage Trust 144A FRB Ser. 07-CD4, Class XW, IO, 0.911%, 12/11/49			99,241	30

Citigroup Commercial Mortgage Trust FRB Ser. 13-GC17, Class C, 5.104%, 11/10/46			37,000	38,880

Citigroup Commercial Mortgage Trust 144A FRB Ser. 06-C5, Class XC, IO, 0.431%, 10/15/49			936,101	2,247

COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.608%, 12/10/44			44,000	47,802
Ser. 13-CR11, Class AM, 4.715%, 8/10/50			20,000	21,641
FRB Ser. 14-UBS6, Class C, 4.464%, 12/10/47			72,000	68,268
Ser. 13-CR13, Class AM, 4.449%, 12/10/23			85,000	91,027
Ser. 12-CR2, Class AM, 3.791%, 8/15/45			30,000	31,417
FRB Ser. 14-CR18, Class XA, IO, 1.246%, 7/15/47			273,243	15,160
FRB Ser. 14-CR16, Class XA, IO, 1.201%, 4/10/47			196,431	10,332
FRB Ser. 14-CR17, Class XA, IO, 1.155%, 5/10/47			736,515	39,035
FRB Ser. 13-CR11, Class XA, IO, 1.148%, 8/10/50			551,399	29,133
FRB Ser. 14-UBS6, Class XA, IO, 1.047%, 12/10/47			994,678	53,116
FRB Ser. 14-LC17, Class XA, IO, 0.977%, 10/10/47			733,623	30,959

COMM Mortgage Trust 144A FRB Ser. 06-C8, Class XS, IO, 0.659%, 12/10/46			922,386	9

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, 0.086%, 1/15/49			1,438,518	7

CSMC Trust FRB Ser. 16-NXSR, Class C, 4.365%, 12/15/49			70,000	69,849

GCCFC Commercial Mortgage Trust FRB Ser. 05-GG3, Class E, 5.087%, 8/10/42			29,886	29,990

GE Capital Commercial Mortgage Corp. 144A FRB Ser. 05-C3, Class XC, IO, 0.072%, 7/10/45			313,754	3

GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1, Class XC, IO, 0.328%, 12/10/49			2,940,420	6,693

GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB Ser. 05-C1, Class X1, IO, 0.44%, 5/10/43			301,170	562

GS Mortgage Securities Corp II FRB Ser. 15-GC30, Class XA, IO, 0.898%, 5/10/50			468,212	22,935

GS Mortgage Securities Trust FRB Ser. 13-GC12, Class C, 4.179%, 6/10/46			62,000	60,239

GS Mortgage Securities Trust 144A
FRB Ser. 06-GG8, Class X, IO, 0.925%, 11/10/39			1,241,228	1,489
FRB Ser. 06-GG6, Class XC, IO, zero %, 4/10/38			9,119	—

JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C19, Class C, 4.667%, 4/15/47			27,000	27,338
FRB Ser. 13-C14, Class C, 4.564%, 8/15/46			48,000	49,148
FRB Ser. 14-C26, Class C, 4.426%, 1/15/48			19,000	18,454

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 06-LDP7, Class B, 5.939%, 4/17/45			107,000	19,463
FRB Ser. 05-LDP5, Class F, 5.699%, 12/15/44			77,963	77,590
Ser. 06-LDP8, Class B, 5.52%, 5/15/45			14,446	14,615
FRB Ser. 06-LDP8, Class X, IO, 0.423%, 5/15/45			108,461	1
FRB Ser. 07-LDPX, Class X, IO, 0.398%, 1/15/49			939,873	8,319

JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 05-CB12, Class X1, IO, 0.389%, 9/12/37			197,668	520

LB Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41%, 6/15/31			6,662	6,832
Ser. 98-C4, Class H, 5.60%, 10/15/35			744	743

LB-UBS Commercial Mortgage Trust Ser. 06-C1, Class AJ, 5.276%, 2/15/41			44,877	44,886

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 06-C6, Class XCL, IO, 0.433%, 9/15/39			1,197,095	6,588
FRB Ser. 05-C7, Class XCL, IO, 0.341%, 11/15/40			116,580	793
FRB Ser. 05-C5, Class XCL, IO, 0.299%, 9/15/40			517,953	3,836
FRB Ser. 05-C2, Class XCL, IO, 0.195%, 4/15/40			31,394	2

Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 0.356%, 8/12/39			49,046	212
FRB Ser. 05-MCP1, Class XC, IO, 0.005%, 6/12/43			91,536	—

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 5.911%, 5/15/44			3,923	43
FRB Ser. 06-C4, Class X, IO, 2.984%, 7/15/45			42,274	592

Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C17, Class XA, IO, 1.25%, 8/15/47			294,204	15,961
FRB Ser. 13-C12, Class XA, IO, 0.916%, 10/15/46			646,177	20,830

Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 12-C6, Class XA, IO, 1.973%, 11/15/45			769,769	46,263

Morgan Stanley Capital I Trust Ser. 07-HQ11, Class AJ, 5.508%, 2/12/44			18,145	17,976

Morgan Stanley Capital I Trust 144A
FRB Ser. 11-C3, Class D, 5.156%, 7/15/49			34,000	34,908
FRB Ser. 11-C3, Class E, 5.156%, 7/15/49			41,000	40,401

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.123%, 8/10/49			50,000	52,590
FRB Ser. 12-C4, Class XA, IO, 1.748%, 12/10/45			229,171	16,121

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 05-C21, Class D, 5.294%, 10/15/44			21,000	20,849
FRB Ser. 07-C34, IO, 0.40%, 5/15/46			842,132	1,263

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 06-C26, Class XC, IO, 0.056%, 6/15/45			494,076	99
FRB Ser. 05-C18, Class XC, IO, zero %, 4/15/42			35,742	4

Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class AS, 4.296%, 7/15/46			19,000	20,132
FRB Ser. 13-LC12, Class C, 4.296%, 7/15/46			24,000	24,427

WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class C, 4.646%, 3/15/47			46,000	46,773
FRB Ser. 13-C15, Class C, 4.48%, 8/15/46			59,000	60,340
Ser. 13-C12, Class AS, 3.56%, 3/15/48			33,000	33,825
Ser. 13-C11, Class AS, 3.311%, 3/15/45			24,000	24,263

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.641%, 3/15/44			32,000	32,643
FRB Ser. 11-C2, Class D, 5.603%, 2/15/44			25,000	25,863
Ser. 11-C4, Class E, 5.265%, 6/15/44			50,000	50,040
FRB Ser. 13-C15, Class D, 4.48%, 8/15/46			43,000	37,945
FRB Ser. 12-C9, Class XA, IO, 2.087%, 11/15/45			270,642	20,848
FRB Ser. 11-C5, Class XA, IO, 1.767%, 11/15/44			304,212	19,454
FRB Ser. 12-C10, Class XA, IO, 1.677%, 12/15/45			366,349	24,630
FRB Ser. 13-C12, Class XA, IO, 1.376%, 3/15/48			386,596	20,641

				1,665,655
Residential mortgage-backed securities (non-agency) (0.5%)

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 3.14%, 5/25/35			51,915	52,953

Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, 1.578%, 6/25/46			170,137	149,576
FRB Ser. 05-27, Class 1A1, 1.519%, 8/25/35			50,757	40,098
FRB Ser. 06-OA10, Class 4A1, 1.172%, 8/25/46			182,353	155,000

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, 6.882%, 10/25/28			20,000	22,759
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, 6.682%, 4/25/28			12,090	13,668
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, 6.532%, 4/25/28			10,000	11,141

Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, 1.782%, 2/25/34			26,157	25,297

Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 2.978%, 2/25/35			17,399	17,507

New Century Home Equity Loan Trust FRB Ser. 03-4, Class M1, 2.107%, 10/25/33			80,341	78,654

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR9, Class A1C3, 1.942%, 7/25/45			69,592	65,584
FRB Ser. 05-AR13, Class A1C3, 1.472%, 10/25/45			50,614	47,236

				679,473

Total mortgage-backed securities (cost $2,776,912)				$2,839,638

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.3%)(a)
			Principal amount	Value

Brazil (Federal Republic of) unsec. notes 10.00%, 1/1/21 (Brazil) (units)		BRL	805	$265,015

Russia (Federation of) 144A sr. unsec. unsub. bonds 5.625%, 4/4/42 (Russia)			$200,000	219,750

Total foreign government and agency bonds and notes (cost $623,644)				$484,765

SENIOR LOANS (0.2%)(a)(c)
			Principal amount	Value

Avaya, Inc. bank term loan FRN Ser. B7, 6.282%, 5/29/20 (In default)(NON)			$19,585	$15,565

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11.75%, 3/1/18 (In default)(NON)			80,735	93,115

Caesars Growth Properties Holdings, LLC bank term loan FRN 6.25%, 5/8/21			48,625	48,838

CPG International, Inc. bank term loan FRN Ser. B, 4.897%, 9/30/20			4,727	4,745

Gates Global, LLC/Gates Global Co. bank term loan FRN 4.397%, 7/6/21			19,288	19,307

Getty Images, Inc. bank term loan FRN Ser. B, 4.75%, 10/18/19			20,000	17,450

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4.25%, 10/25/20			24,104	19,328

Revlon Consumer Products Corp. bank term loan FRN Ser. B, 4.482%, 9/7/23			19,900	19,897

Total senior loans (cost $232,970)				$238,245

ASSET-BACKED SECURITIES (0.1%)(a)
			Principal amount	Value

Station Place Securitization Trust 144A FRB Ser. 17-1, Class A, 1.882%, 2/25/49			$122,000	$122,000

Total asset-backed securities (cost $122,000)				$122,000

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Halcon Resources Corp.	9/9/20	$14.04	244	$429

Hangzhou Hikvision Digital Technology Co., Ltd. 144A (China)	12/18/17	0.00	4,000	18,515

Joyoung Co., Ltd. 144A (China)	11/20/17	0.00	4,200	11,207

Wuliangye Yibin Co., Ltd. 144A (China)	4/17/17	0.00	2,600	16,222

Total warrants (cost $37,052)				$46,373

CONVERTIBLE BONDS AND NOTES (—%)(a)
			Principal amount	Value

Jazz US Holdings, Inc. cv. company guaranty sr. unsec. notes 8.00%, 12/31/18			$11,000	$25,561

Total convertible bonds and notes (cost $10,392)				$25,561

PREFERRED STOCKS (—%)(a)
			Shares	Value

GMAC Capital Trust I Ser. 2, $2.031 cum. ARP			680	$17,292

Total preferred stocks (cost $17,000)				$17,292

CONVERTIBLE PREFERRED STOCKS (—%)(a)
			Shares	Value

EPR Properties Ser. C, $1.438 cv. pfd.(R)			575	$16,639

Total convertible preferred stocks (cost $10,501)				$16,639

PURCHASED OPTIONS OUTSTANDING (—%)(a)
	Expiration		Contract
	date/strike price		amount	Value

EUR/JPY (Call)	Jun-17/JPY 127.50	EUR	555,500	$748

KOSPI 200 Index (Put)	Apr-17/$252.50		$5	15

USD/MXN (Put)	Apr-17/MXN 19.00		591,900	10,562

Total purchased options outstanding (cost $14,672)				$11,325

SHORT-TERM INVESTMENTS (19.4%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 1.03%(AFF)		Shares	1,201,766	$1,201,766

Putnam Short Term Investment Fund 0.87%(AFF)		Shares	26,157,950	26,157,950

U.S. Treasury Bills 0.498%, 4/6/17(SEG)(SEGCCS)			$1,193,000	1,192,938

Total short-term investments (cost $28,552,635)				$28,552,654

TOTAL INVESTMENTS

Total investments (cost $144,616,488)(b)				$154,694,001

FORWARD CURRENCY CONTRACTS at 3/31/17 (aggregate face value $19,746,322) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	4/19/17	$195,989	$186,087	$9,902
	Brazilian Real	Buy	4/3/17	150,035	144,612	5,423
	Brazilian Real	Sell	4/3/17	150,035	151,516	1,481
	Brazilian Real	Buy	7/3/17	291,738	293,201	(1,463)
	British Pound	Sell	6/21/17	73,431	72,323	(1,108)
	Canadian Dollar	Buy	4/19/17	146,894	145,460	1,434
	Canadian Dollar	Sell	4/19/17	146,894	146,972	78
	Chilean Peso	Buy	7/19/17	294,197	293,461	736
	Euro	Buy	6/21/17	582,373	577,356	5,017
	Hong Kong Dollar	Buy	5/17/17	142,830	143,048	(218)
	Indian Rupee	Buy	5/17/17	150,784	144,942	5,842
	Japanese Yen	Buy	5/17/17	18,296	18,830	(534)
	Mexican Peso	Buy	7/19/17	146,326	145,304	1,022
	New Zealand Dollar	Sell	4/19/17	37,489	35,245	(2,244)
	Singapore Dollar	Sell	5/17/17	149,746	146,215	(3,531)
	Swedish Krona	Buy	6/21/17	147,127	145,904	1,223
Barclays Bank PLC
	Australian Dollar	Buy	4/19/17	170,631	176,783	(6,152)
	British Pound	Buy	6/21/17	148,369	144,298	4,071
	Canadian Dollar	Buy	4/19/17	71,378	70,669	709
	Canadian Dollar	Sell	4/19/17	71,378	71,418	40
	Euro	Buy	6/21/17	71,097	71,798	(701)
	Japanese Yen	Sell	5/17/17	148,059	143,641	(4,418)
	New Zealand Dollar	Sell	4/19/17	148,765	147,133	(1,632)
	Swedish Krona	Buy	6/21/17	146,936	145,672	1,264
Citibank, N.A.
	Australian Dollar	Buy	4/19/17	75,234	64,099	11,135
	Brazilian Real	Buy	4/3/17	146,713	145,233	1,480
	Brazilian Real	Sell	4/3/17	146,713	148,281	1,568
	Brazilian Real	Buy	7/3/17	143,756	145,394	(1,638)
	British Pound	Sell	6/21/17	142,846	140,520	(2,326)
	Canadian Dollar	Buy	4/19/17	222,334	224,416	(2,082)
	Canadian Dollar	Sell	4/19/17	222,334	219,801	(2,533)
	Danish Krone	Buy	6/21/17	127,376	125,846	1,530
	Euro	Sell	6/21/17	3,319	3,292	(27)
	Indonesian Rupiah	Buy	5/17/17	144,650	143,657	993
	Japanese Yen	Buy	5/17/17	319,161	313,625	5,536
	New Zealand Dollar	Sell	4/19/17	37,979	43,900	5,921
	Norwegian Krone	Sell	6/21/17	142,773	145,887	3,114
	South African Rand	Buy	4/19/17	4,988	113	4,875
	South African Rand	Sell	7/19/17	138,229	139,244	1,015
	Swedish Krona	Buy	6/21/17	297,368	291,902	5,466
Credit Suisse International
	Australian Dollar	Buy	4/19/17	37,503	35,511	1,992
	Canadian Dollar	Buy	4/19/17	1,730	1,731	(1)
	Canadian Dollar	Sell	4/19/17	1,730	1,713	(17)
	Euro	Sell	6/21/17	149,475	148,671	(804)
	Hong Kong Dollar	Buy	5/17/17	13,627	13,650	(23)
	New Zealand Dollar	Sell	4/19/17	137,973	142,897	4,924
	Norwegian Krone	Sell	6/21/17	144,498	146,048	1,550
	Swedish Krona	Buy	6/21/17	149,860	148,571	1,289
Goldman Sachs International
	Australian Dollar	Buy	4/19/17	553,673	549,677	3,996
	Australian Dollar	Sell	4/19/17	553,673	545,963	(7,710)
	Canadian Dollar	Buy	4/19/17	3,309	1,430	1,879
	Euro	Sell	6/21/17	6,103	6,052	(51)
	Indian Rupee	Buy	5/17/17	298,995	291,593	7,402
	Japanese Yen	Buy	5/17/17	2,809	933	1,876
	New Zealand Dollar	Sell	4/19/17	339,082	337,751	(1,331)
	South African Rand	Sell	7/19/17	136,757	141,219	4,462
	South Korean Won	Sell	5/17/17	9,110	4,238	(4,872)
	Swedish Krona	Buy	6/21/17	441,268	438,675	2,593
HSBC Bank USA, National Association
	Australian Dollar	Buy	4/19/17	3,361	6,505	(3,144)
	Canadian Dollar	Buy	4/19/17	217,294	215,905	1,389
	Canadian Dollar	Sell	4/19/17	217,294	217,335	41
	Euro	Sell	6/21/17	75,166	74,536	(630)
	Hong Kong Dollar	Buy	5/17/17	13,344	13,374	(30)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	4/19/17	718,805	701,859	16,946
	Brazilian Real	Buy	4/3/17	149,428	142,578	6,850
	Brazilian Real	Sell	4/3/17	149,428	146,968	(2,460)
	Canadian Dollar	Sell	4/19/17	112,220	115,176	2,956
	Czech Koruna	Buy	7/19/17	148,498	149,548	(1,050)
	Czech Koruna	Sell	7/19/17	148,498	147,380	(1,118)
	Euro	Sell	6/21/17	162,002	160,618	(1,384)
	Euro	Buy	7/19/17	147,335	146,918	417
	Euro	Sell	7/19/17	147,335	148,290	955
	Hong Kong Dollar	Buy	5/17/17	10,446	10,485	(39)
	Indonesian Rupiah	Buy	5/17/17	251	754	(503)
	Japanese Yen	Buy	5/17/17	287,733	284,709	3,024
	New Zealand Dollar	Sell	4/19/17	588,681	586,928	(1,753)
	Norwegian Krone	Buy	6/21/17	15,386	15,634	(248)
	Singapore Dollar	Buy	5/17/17	65,934	65,524	410
	South Korean Won	Buy	5/17/17	6,922	16,345	(9,423)
	Swedish Krona	Buy	6/21/17	216,153	218,448	(2,295)
	Swiss Franc	Buy	6/21/17	364,181	360,693	3,488
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	4/19/17	198,128	188,026	10,102
	British Pound	Buy	6/21/17	148,369	144,316	4,053
	Canadian Dollar	Buy	4/19/17	136,213	137,066	(853)
	Czech Koruna	Buy	7/19/17	148,494	149,483	(989)
	Czech Koruna	Sell	7/19/17	148,494	147,524	(970)
	Euro	Sell	6/21/17	12,849	12,740	(109)
	Euro	Buy	7/19/17	147,335	146,913	422
	Euro	Sell	7/19/17	147,335	147,981	646
	Japanese Yen	Sell	5/17/17	148,145	147,188	(957)
	New Zealand Dollar	Buy	4/19/17	214,983	217,832	(2,849)
	New Zealand Dollar	Sell	4/19/17	214,983	213,728	(1,255)
	Swedish Krona	Buy	6/21/17	227,411	226,279	1,132
State Street Bank and Trust Co.
	Australian Dollar	Buy	4/19/17	351,039	343,598	7,441
	British Pound	Sell	6/21/17	143,097	140,800	(2,297)
	Canadian Dollar	Buy	4/19/17	148,097	146,626	1,471
	Canadian Dollar	Sell	4/19/17	148,097	147,350	(747)
	Euro	Sell	6/21/17	436,432	435,119	(1,313)
	Japanese Yen	Buy	5/17/17	132,218	132,789	(571)
	New Zealand Dollar	Sell	4/19/17	292,273	289,639	(2,634)
	Singapore Dollar	Sell	5/17/17	149,889	146,678	(3,211)
	Swedish Krona	Buy	6/21/17	225,372	221,307	4,065
UBS AG
	Australian Dollar	Buy	4/19/17	179,414	175,995	3,419
	Canadian Dollar	Buy	4/19/17	370,807	372,316	(1,509)
	Canadian Dollar	Sell	4/19/17	370,807	367,622	(3,185)
	Euro	Sell	6/21/17	532,477	527,672	(4,805)
	Japanese Yen	Buy	5/17/17	72,664	73,405	(741)
	New Zealand Dollar	Sell	4/19/17	435,292	433,546	(1,746)
	Swedish Krona	Buy	6/21/17	433,953	430,479	3,474
WestPac Banking Corp.
	Australian Dollar	Buy	4/19/17	81,268	83,791	(2,523)
	Canadian Dollar	Buy	4/19/17	73,409	73,455	(46)
	Canadian Dollar	Sell	4/19/17	73,409	73,153	(256)
	Euro	Sell	6/21/17	147,012	145,763	(1,249)
	New Zealand Dollar	Sell	4/19/17	143,374	146,212	2,838

Total						$84,069

FUTURES CONTRACTS OUTSTANDING at 3/31/17 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

MSCI EAFE Index Mini (Short)	8	$712,800	Jun-17	$(11,265)
Russell 2000 Index Mini (Long)	119	8,237,180	Jun-17	104,054
Russell 2000 Index Mini (Short)	34	2,353,480	Jun-17	(29,850)
S&P 500 Index E-Mini (Long)	22	2,595,120	Jun-17	(11,004)
S&P 500 Index E-Mini (Short)	10	1,179,600	Jun-17	(2,637)
S&P Mid Cap 400 Index E-Mini (Long)	7	1,202,740	Jun-17	5,621
Tokyo Price Index (Long)	11	1,494,431	Jun-17	(27,759)
U.S. Treasury Bond 30 yr (Long)	7	1,055,906	Jun-17	(5,483)
U.S. Treasury Bond Ultra 30 yr (Long)	14	2,248,750	Jun-17	(16,215)
U.S. Treasury Note 2 yr (Long)	32	6,926,500	Jun-17	(2,751)
U.S. Treasury Note 2 yr (Short)	26	5,627,781	Jun-17	3,854
U.S. Treasury Note 5 yr (Long)	62	7,299,047	Jun-17	(8,647)
U.S. Treasury Note 10 yr (Long)	20	2,491,250	Jun-17	(7,227)
U.S. Treasury Note 10 yr (Short)	55	6,850,938	Jun-17	17,328

Total				$8,019

WRITTEN SWAP OPTIONS OUTSTANDING at 3/31/17 (premiums $38,821) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

JPMorgan Chase Bank N.A.

(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	$218,000	$10,273

Total			$10,273

WRITTEN OPTIONS OUTSTANDING at 3/31/17 (premiums $7,661) (Unaudited)

	Expiration		Contract
	date/strike price		amount	Value

EUR/JPY (Put)	Jun-17/JPY 115.30	EUR	555,500	$5,924
KOSPI 200 Index (Put)	Apr-17/$247.50		$5	5
USD/MXN (Put)	Apr-17/MXN 18.25		591,900	1,378

Total				$7,307

TBA SALE COMMITMENTS OUTSTANDING at 3/31/17 (proceeds receivable $3,942,422) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3.00%, 5/1/47	$2,000,000	5/11/17	$1,979,531
Federal National Mortgage Association, 3.00%, 4/1/47	2,000,000	4/12/17	1,983,125

Total			$3,962,656

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/17 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$4,593,600	(E)	$1,332	6/21/19	3 month USD-LIBOR-BBA	1.75%	$3,243
	3,571,900	(E)	(902)	6/21/19	1.75%	3 month USD-LIBOR-BBA	(2,388)
	1,058,500	(E)	(793)	6/21/22	3 month USD-LIBOR-BBA	2.20%	3,266
	2,008,000	(E)	1,119	6/21/22	2.20%	3 month USD-LIBOR-BBA	(6,579)
	1,748,900	(E)	(1,269)	6/21/27	3 month USD-LIBOR-BBA	2.50%	9,751
	1,279,400	(E)	(2,896)	6/21/27	2.50%	3 month USD-LIBOR-BBA	(10,958)
	378,000	(E)	2,690	6/21/47	3 month USD-LIBOR-BBA	2.70%	5,150
	209,200	(E)	(510)	6/21/47	2.70%	3 month USD-LIBOR-BBA	(1,872)

	Total		$(1,229)	$(387)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/17 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$10,297	$—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(79)
	116,381	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(859)
	25,853	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	226
	94,273	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(696)
	38,354	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	287
	17,257	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(153)
	49,765	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	213
	186,358	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,643
	29,703	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(150)
Citibank, N.A.
	6,768	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	60
baskets	46	—	12/1/17	(3 month USD-LIBOR-BBA plus 0.37%)	A basket (CGPUTQL2) of common stocks	(116,017)
units	992	—	11/27/17	3 month USD-LIBOR-BBA plus 0.09%	Russell 1000 Total Return Index	1,064
Credit Suisse International
	$180,501	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	1,546
	45,342	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(523)
	166,439	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,229
Goldman Sachs International
	25,422	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(196)
	25,422	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(196)
	116,196	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(530)
JPMorgan Securities LLC
	44,214	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	326
	61,141	—	1/12/42	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	470

Total		$—	$(112,335)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/17 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$273	$4,000	5/11/63	300 bp	$(236)
	CMBX NA BBB- Index	BBB-/P	482	8,000	5/11/63	300 bp	(536)
	CMBX NA BBB- Index	BBB-/P	926	15,000	5/11/63	300 bp	(984)
	CMBX NA BBB- Index	BBB-/P	912	16,000	5/11/63	300 bp	(1,125)
	Credit Suisse International
		—	(472)	7,000	1/17/47	(300 bp)	163
	CMBX NA A Index	A/P	316	6,000	5/11/63	200 bp	7
	CMBX NA A Index	A/P	184	5,000	1/17/47	200 bp	(37)
	CMBX NA A Index	A/P	291	7,000	1/17/47	200 bp	(18)
	CMBX NA BB Index	—	(1,818)	103,000	5/11/63	(500 bp)	19,104
	CMBX NA BB Index	—	(2,086)	11,000	1/17/47	(500 bp)	(159)
	CMBX NA BBB- Index	BBB-/P	236	3,000	5/11/63	300 bp	(146)
	CMBX NA BBB- Index	BBB-/P	610	5,000	5/11/63	300 bp	(29)
	CMBX NA BBB- Index	BBB-/P	582	7,000	5/11/63	300 bp	(309)
	CMBX NA BBB- Index	BBB-/P	1,018	12,000	5/11/63	300 bp	(510)
	CMBX NA BBB- Index	BBB-/P	3,339	23,000	5/11/63	300 bp	411
	CMBX NA BBB- Index	BBB-/P	2,800	23,000	5/11/63	300 bp	(128)
	CMBX NA BBB- Index	BBB-/P	2,301	47,000	5/11/63	300 bp	(3,683)
	CMBX NA BBB- Index	BBB-/P	9,272	189,000	5/11/63	300 bp	(14,791)
	CMBX NA BBB- Index	BBB-/P	1,839	28,000	1/17/47	300 bp	(701)
	CMBX NA BBB- Index	BBB-/P	3,794	48,000	1/17/47	300 bp	(560)
	CMBX NA BBB- Index	BBB-/P	5,839	79,000	1/17/47	300 bp	(1,327)
	Goldman Sachs International
	CMBX NA BB Index	—	(3,376)	33,000	5/11/63	(500 bp)	3,327
	CMBX NA BB Index	—	(303)	2,000	1/17/47	(500 bp)	48
	CMBX NA A Index	A/P	468	9,000	5/11/63	200 bp	6
	CMBX NA A Index	A/P	456	9,000	5/11/63	200 bp	(7)
	CMBX NA A Index	A/P	456	9,000	5/11/63	200 bp	(7)
	CMBX NA A Index	A/P	1,018	20,000	5/11/63	200 bp	(10)
	CMBX NA A Index	A/P	1,868	31,000	5/11/63	200 bp	274
	CMBX NA A Index	A/P	5,718	93,000	5/11/63	200 bp	927
	CMBX NA BB Index	—	(2,234)	11,000	1/17/47	(500 bp)	(306)
	CMBX NA BBB- Index	BBB-/P	79	1,000	5/11/63	300 bp	(48)
	CMBX NA BBB- Index	BBB-/P	204	3,000	5/11/63	300 bp	(178)
	CMBX NA BBB- Index	BBB-/P	261	5,000	5/11/63	300 bp	(376)
	CMBX NA BBB- Index	BBB-/P	248	5,000	5/11/63	300 bp	(389)
	CMBX NA BBB- Index	BBB-/P	244	5,000	5/11/63	300 bp	(393)
	CMBX NA BBB- Index	BBB-/P	604	7,000	5/11/63	300 bp	(287)
	CMBX NA BBB- Index	BBB-/P	919	19,000	5/11/63	300 bp	(1,500)
	CMBX NA BBB- Index	BBB-/P	2,679	22,000	5/11/63	300 bp	(122)
	CMBX NA BBB- Index	BBB-/P	4,033	43,000	5/11/63	300 bp	(1,442)
	CMBX NA BBB- Index	BBB-/P	3,608	48,000	5/11/63	300 bp	(2,503)
	CMBX NA BBB- Index	—	(1,213)	18,000	1/17/47	(300 bp)	420
	CMBX NA BBB- Index	—	(475)	7,000	1/17/47	(300 bp)	160
	CMBX NA BBB- Index	—	(483)	7,000	1/17/47	(300 bp)	152
	CMBX NA BBB- Index	—	(208)	2,000	1/17/47	(300 bp)	(26)
	CMBX NA BBB- Index	BBB-/P	596	7,000	1/17/47	300 bp	(39)
	CMBX NA BBB- Index	BBB-/P	1,700	23,000	1/17/47	300 bp	(386)
	CMBX NA BBB- Index	BBB-/P	4,253	54,000	1/17/47	300 bp	(646)
	JPMorgan Securities LLC
	CMBX NA A Index	A/P	964	19,000	5/11/63	200 bp	(13)
	CMBX NA A Index	A/P	1,707	29,000	5/11/63	200 bp	216
	CMBX NA A Index	A/P	2,902	60,000	5/11/63	200 bp	(196)
	CMBX NA A Index	A/P	7,232	120,000	5/11/63	200 bp	1,062
	CMBX NA BB Index	—	(532)	4,000	5/11/63	(500 bp)	281
	CMBX NA BB Index	—	(562)	4,000	5/11/63	(500 bp)	250
	CMBX NA BB Index	—	(288)	2,000	5/11/63	(500 bp)	119
	CMBX NA BB Index	—	(1,027)	6,000	1/17/47	(500 bp)	24
	CMBX NA BBB- Index	BBB-/P	69	1,000	5/11/63	300 bp	(58)
	CMBX NA BBB- Index	BBB-/P	292	2,000	5/11/63	300 bp	37
	CMBX NA BBB- Index	BBB-/P	123	2,000	5/11/63	300 bp	(131)
	CMBX NA BBB- Index	BBB-/P	327	4,000	5/11/63	300 bp	(182)
	CMBX NA BBB- Index	BBB-/P	569	5,000	5/11/63	300 bp	(68)
	CMBX NA BBB- Index	BBB-/P	320	5,000	5/11/63	300 bp	(317)
	CMBX NA BBB- Index	BBB-/P	266	5,000	5/11/63	300 bp	(370)
	CMBX NA BBB- Index	BBB-/P	255	5,000	5/11/63	300 bp	(382)
	CMBX NA BBB- Index	BBB-/P	398	9,000	5/11/63	300 bp	(748)
	CMBX NA BBB- Index	BBB-/P	1,441	10,000	5/11/63	300 bp	168
	CMBX NA BBB- Index	BBB-/P	1,747	12,000	5/11/63	300 bp	219
	CMBX NA BBB- Index	BBB-/P	1,494	27,000	5/11/63	300 bp	(1,944)
	CMBX NA BBB- Index	BBB-/P	1,591	30,000	5/11/63	300 bp	(2,228)
	CMBX NA BBB- Index	BBB-/P	14,093	167,000	5/11/63	300 bp	(7,169)
	CMBX NA BBB- Index	—	(108)	2,000	1/17/47	(300 bp)	74
	CMBX NA BBB- Index	BBB-/P	443	8,000	1/17/47	300 bp	(283)
	CMBX NA BBB- Index	BBB-/P	633	12,000	1/17/47	300 bp	(456)
	CMBX NA BBB- Index	BBB-/P	2,909	22,000	1/17/47	300 bp	913
	CMBX NA BBB- Index	BBB-/P	3,265	27,000	1/17/47	300 bp	815

	Total		$92,281	$(19,312)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2017. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/17 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 27 Index	B+/P	$20,263	$309,870	12/20/21	500 bp	$(4,600)
	NA HY Series 28 Index	B+/P	(135,674)	1,958,000	6/20/22	500 bp	5,507
	NA IG Series 28 Index	BBB+/P	(64,363)	4,050,000	6/20/22	100 bp	2,952

	Total		$(179,774)	$3,859

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2017. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

Key to holding's currency abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
MXN	Mexican Peso
USD / $	United States Dollar
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2017 through March 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $146,876,967.
(b)	The aggregate identified cost on a tax basis is $145,657,316, resulting in gross unrealized appreciation and depreciation of $11,247,623 and $2,210,938, respectively, or net unrealized appreciation of $9,036,685.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $13,142, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC*#	$1,653,743	$3,357,997	$3,809,974	$3,523	$1,201,766
	Putnam Short Term Investment Fund**	27,962,187	15,939,676	17,743,913	47,373	26,157,950
	Totals	$29,615,930	$19,297,673	$21,553,887	$50,896	$27,359,716
* No management fees are charged to Putnam Cash Collateral Pool, LLC.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $1,201,766, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $1,176,003.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $30,323,580 to cover certain derivative contracts, delayed delivery securities and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities and total return swap contracts taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned, to enhance the return on securities owned, to gain exposure to securities and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to sepcific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $173,601 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$2,646,680	$—	$—
Capital goods	5,037,506	—	—
Communication services	2,514,556	—	271
Conglomerates	519,897	—	—
Consumer cyclicals	10,948,474	—	—
Consumer staples	8,048,677	—	13,142
Energy	4,536,540	117	1,215
Financials	14,667,480	—	—
Health care	9,764,455	—	—
Technology	14,604,156	—	—
Transportation	2,274,624	—	—
Utilities and power	2,909,364	2,500	—
Total common stocks	78,472,409	2,617	14,628
Asset-backed securities	—	122,000	—
Convertible bonds and notes	—	25,561	—
Convertible preferred stocks	—	16,639	—
Corporate bonds and notes	—	24,401,054	3
Foreign government and agency bonds and notes	—	484,765	—
Mortgage-backed securities	—	2,839,638	—
Preferred stocks	17,292	—	—
Purchased options outstanding	—	11,325	—
Senior loans	—	238,245	—
U.S. government and agency mortgage obligations	—	19,448,798	—
Warrants	429	45,944	—
Short-term investments	26,157,950	2,394,704	—

Totals by level	$104,648,080	$50,031,290	$14,631

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$84,069	$—
Futures contracts	8,019	—	—
Written options outstanding	—	(7,307)	—
Written swap options outstanding	—	(10,273)	—
TBA sale commitments	—	(3,962,656)	—
Interest rate swap contracts	—	842	—
Total return swap contracts	—	(112,335)	—
Credit default contracts	—	72,040	—

Totals by level	$8,019	$(3,935,620)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers between Level 1 and Level 2 within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in Note 1), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$247,312	$175,272
Foreign exchange contracts	199,687	111,610
Equity contracts	157,127	198,537
Interest rate contracts	46,632	72,586

Total	$650,758	$558,005

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$4
Purchased currency option contracts (contract amount)		$1,000,000
Written equity option contracts (contract amount)		$4
Written currency option contracts (contract amount)		$1,000,000
Written swap option contracts (contract amount)		$220,000
Futures contracts (number of contracts)		400
Forward currency contracts (contract amount)		$29,300,000
Centrally cleared interest rate swap contracts (notional)		$14,700,000
OTC total return swap contracts (notional)		$16,300,000
OTC credit default contracts (notional)		$1,600,000
Centrally cleared credit default contracts (notional)		$6,200,000
Warrants (number of warrants)		11,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(AFF)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	$—	$—	$5,203	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$5,203
	OTC Total return swap contracts*#	—	2,369	—	1,124	2,775	—	—	—	796	—	—	—	—	—	7,064
	OTC Credit default contracts*#	—	—	—	—	23,484	12,067	—	—	3,265	—	—	—	—	—	38,816
	Centrally cleared credit default contracts§	—	—	145,190	—	—	—	—	—	—	—	—	—	—	—	145,190
	Futures contracts§	—	—	—	—	—	—	—	—	—	44,755	—	—	—	—	44,755
	Forward currency contracts#	32,158	6,084	—	42,633	9,755	22,208	1,430	35,046	—	—	16,355	12,977	6,893	2,838	188,377
	Purchased options#	748	—	—	—	15	10,562	—	—	—	—	—	—	—	—	11,325

	Total Assets	$32,906	$8,453	$150,393	$43,757	$36,029	$44,837	$1,430	$35,046	$4,061	$44,755	$16,355	$12,977	$6,893	$2,838	$440,730

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	5,476	—	—		—	—	—	—	—	—	—	—	5,476
	OTC Total return swap contracts*#	—	1,937	—	116,017	523	922	—	—	—	—	—	—	—	—	119,399
	OTC Credit default contracts*#	5,474	—	—	—	54,242	36,538	—	—	54,155	—	—	—	—	—	150,409
	Centrally cleared credit default contracts§	—	—	77,505	—	—	—	—	—	—	—	—	—	—	—	77,505
	Futures contracts§	—	—	—	—	—	—	—	—	—	40,493	—	—	—	—	40,493
	Forward currency contracts#	9,098	12,903	—	8,606	845	13,964	3,804	20,273	—	—	7,982	10,773	11,986	4,074	104,308
	Written swap options#	—	—	—	—	—	—	—	10,273	—	—	—	—	—	—	10,273
	Written options#	5,924	—	—	—	5	1,378	—	—	—	—	—	—	—	—	7,307

	Total Liabilities	$20,496	$14,840	$82,981	$124,623	$55,615	$52,802	$3,804	$30,546	$54,155	$40,493	$7,982	$10,773	$11,986	$4,074	$515,170

	Total Financial and Derivative Net Assets	$12,410	$(6,387)	$67,412	$(80,866)	$(19,586)	$(7,965)	$(2,374)	$4,500	$(50,094)	$4,262	$8,373	$2,204	$(5,093)	$(1,236)	$(74,440)
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Net amount	$12,410	$(6,387)	$67,412	$(80,866)	$(19,586)	$(7,965)	$(2,374)	$4,500	$(50,094)	$4,262	$8,373	$2,204	$(5,093)	$(1,236)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 26, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: May 26, 2017